UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07239

Name of Registrant:	Vanguard Horizon Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2007

Item 1:	Schedule of Investments

Vanguard Strategic Equity Fund
Schedule of Investments
June 30, 2007

	Shares	Market Value ($000)

Common Stocks (100.0%)

Consumer Discretionary (16.2%)
Nordstrom, Inc.	1,578,800	80,708
Whirlpool Corp.	717,900	79,830
Polo Ralph Lauren Corp.	760,580	74,621
Darden Restaurants Inc.	1,432,000	62,994
Royal Caribbean Cruises, Ltd.	1,083,619	46,574
Phillips-Van Heusen Corp.	719,100	43,556
American Eagle Outfitters, Inc.	1,459,200	37,443
Abercrombie&Fitch Co.	471,500	34,410
Newell Rubbermaid, Inc.	1,157,926	34,078
Brinker International, Inc.	1,062,900	31,111
Men's Wearhouse, Inc.	605,450	30,920
Lamar Advertising Co. Class A	419,021	26,298
* Wyndham Worldwide Corp.	635,800	23,054
* Liberty Media Corp.-Capital Series A	194,089	22,840
Dillard's Inc.	580,000	20,839
Idearc Inc.	586,980	20,738
Sherwin-Williams Co.	276,457	18,376
Jackson Hewitt Tax Service Inc.	623,600	17,529
Jones Apparel Group, Inc.	567,000	16,018
Ruby Tuesday, Inc.	602,100	15,853
* Gemstar-TV Guide International, Inc.	3,217,485	15,830
* ITT Educational Services, Inc.	130,500	15,318
* Payless ShoeSource, Inc.	464,000	14,639
* Skechers U.S.A., Inc.	501,200	14,635
* Cablevision Systems NY Group Class A	385,200	13,940
* Dollar Tree Stores, Inc.	316,790	13,796
*^ Chipotle Mexican Grill, Inc.	161,600	13,781
Thor Industries, Inc.	305,300	13,781
* Jack in the Box Inc.	186,100	13,202
* Tenneco Automotive, Inc.	375,400	13,154
* AnnTaylor Stores Corp.	367,900	13,031
Sinclair Broadcast Group, Inc.	887,816	12,625
Meredith Corp.	193,320	11,908
E.W. Scripps Co. Class A	244,000	11,148
* CSK Auto Corp.	600,400	11,047
ArvinMeritor, Inc.	494,600	10,980
*^ DSW Inc. Class A	305,700	10,644
Bob Evans Farms, Inc.	286,617	10,562
Belo Corp. Class A	497,400	10,241
Tim Hortons, Inc.	326,800	10,049
* TRW Automotive Holdings Corp.	266,400	9,812
* Mohawk Industries, Inc.	94,225	9,497
*^ Nutri/System Inc.	134,276	9,378
* AutoNation, Inc.	412,547	9,258
Mattel, Inc.	343,400	8,685
Brown Shoe Co., Inc.	344,950	8,389
H&R Block, Inc.	353,200	8,254
* Big Lots Inc.	280,000	8,238
* JAKKS Pacific, Inc.	285,500	8,034
Modine Manufacturing Co.	347,200	7,847
RadioShack Corp.	234,400	7,768
Liz Claiborne, Inc.	205,900	7,680
* Lear Corp.	203,600	7,250
Harte-Hanks, Inc.	281,000	7,216
K-Swiss, Inc.	253,751	7,189
Sonic Automotive, Inc.	245,700	7,118
* Expedia, Inc.	222,215	6,509
*^ Marvel Entertainment, Inc.	254,000	6,472
Cato Corp. Class A	280,050	6,144
Steven Madden, Ltd.	177,780	5,824
RCN Corp.	305,580	5,742
Kimball International, Inc. Class B	370,086	5,185
* Cox Radio, Inc.	350,331	4,989
Washington Post Co. Class B	6,378	4,950
* The Gymboree Corp.	125,400	4,942
* Aeropostale, Inc.	102,700	4,281
*^ Krispy Kreme Doughnuts, Inc.	459,253	4,253
* AutoZone Inc.	30,700	4,194
Dover Downs Gaming&Entertainment, Inc.	276,250	4,146
FTD Group, Inc.	224,500	4,133
Westwood One, Inc.	561,602	4,038
Domino's Pizza, Inc.	218,100	3,985
Black&Decker Corp.	44,700	3,947
Asbury Automotive Group, Inc.	153,800	3,837
* Jos. A. Bank Clothiers, Inc.	92,400	3,832
O'Charley's Inc.	176,864	3,566
Eastman Kodak Co.	121,400	3,379
Group 1 Automotive, Inc.	83,500	3,368
American Axle&Manufacturing Holdings, Inc.	113,300	3,356
World Wrestling Entertainment, Inc.	209,087	3,343
*^ Select Comfort Corp.	200,000	3,244
Tempur-Pedic International Inc.	123,600	3,201
Stewart Enterprises, Inc. Class A	408,658	3,183
* The Dress Barn, Inc.	154,780	3,176
Sotheby's	66,278	3,050
Lee Enterprises, Inc.	140,000	2,920
* Rent-A-Center, Inc.	107,893	2,830
* DreamWorks Animation SKG, Inc.	94,600	2,728
Guess ?, Inc.	56,500	2,714
* Jo-Ann Stores, Inc.	95,100	2,704
Ross Stores, Inc.	86,749	2,672
UniFirst Corp.	59,900	2,639
Kellwood Co.	88,400	2,486
Movado Group, Inc.	70,400	2,375
* The Warnaco Group, Inc.	59,100	2,325
Wendy's International, Inc.	61,900	2,275
Saks Inc.	105,200	2,246
* Getty Images, Inc.	46,800	2,238
* Radio One, Inc. Class D	311,500	2,199
Sealy Corp.	132,900	2,196
Ethan Allen Interiors, Inc.	60,100	2,058
* Steak n Shake Co.	121,208	2,023
Aaron Rents, Inc.	68,800	2,009
* Papa John's International, Inc.	69,021	1,985
Hearst-Argyle Television Inc.	82,000	1,976
Service Corp. International	148,400	1,897
Speedway Motorsports, Inc.	47,100	1,883
The Stride Rite Corp.	92,500	1,874
* Scholastic Corp.	50,500	1,815
* Charlotte Russe Holding Inc.	66,200	1,779
Regal Entertainment Group Class A	79,247	1,738
Interactive Data Corp.	62,700	1,679
International Speedway Corp.	31,684	1,670
* GSI Commerce, Inc.	67,800	1,540
* Harris Interactive Inc.	278,396	1,489
Building Materials Holding Corp.	103,900	1,474
Coinmach Service Corp. Class A	107,400	1,421
* K2 Inc.	79,200	1,203
* Charming Shoppes, Inc.	107,058	1,159
* Penn National Gaming, Inc.	18,966	1,140
Wynn Resorts Ltd.	12,300	1,103
CSS Industries, Inc.	23,800	943
* NVR, Inc.	1,200	816
Journal Register Co.	178,600	800
* Visteon Corp.	73,400	595
* Spanish Broadcasting System, Inc.	136,874	589
* Vertrue Inc.	11,600	566
Burger King Holdings Inc.	19,500	514
OfficeMax, Inc.	11,400	448
* Audiovox Corp.	31,366	407
* CEC Entertainment Inc.	11,300	398
* Bluegreen Corp.	21,900	256
Haverty Furniture Cos., Inc.	21,300	249
Hilton Hotels Corp.	6,000	201
* Genesco, Inc.	3,700	194
* RC2 Corp.	4,660	186
Salem Communications Corp.	14,889	165
Journal Communications, Inc.	12,200	159
* Town Sports International Holdings, Inc.	4,600	89
* ValueVision Media, Inc.	6,695	76
Regis Corp.	1,500	57
Blyth, Inc.	1,500	40

		1,328,193

Consumer Staples (3.7%)
Carolina Group	800,300	61,839
* NBTY, Inc.	752,383	32,503
The Pepsi Bottling Group, Inc.	916,100	30,854
Molson Coors Brewing Co. Class B	308,800	28,552
The Estee Lauder Cos. Inc. Class A	465,600	21,189
Del Monte Foods Co.	1,452,427	17,662
Ruddick Corp.	571,900	17,226
Longs Drug Stores, Inc.	282,910	14,858
The Kroger Co.	526,500	14,810
Corn Products International, Inc.	154,600	7,027
* Pathmark Stores, Inc.	486,580	6,306
* Energizer Holdings, Inc.	61,800	6,155
J.M. Smucker Co.	96,600	6,150
Seaboard Corp.	2,290	5,370
Nash-Finch Co.	107,000	5,296
PepsiAmericas, Inc.	169,300	4,158
Dean Foods Co.	129,200	4,118
* Prestige Brands Holdings Inc.	227,500	2,953
Herbalife Ltd.	69,700	2,764
* Ralcorp Holdings, Inc.	38,800	2,074
* Performance Food Group Co.	57,991	1,884
* Alliance One International, Inc.	186,300	1,872
Ingles Markets, Inc.	44,400	1,530
* American Oriental Bioengineering, Inc.	161,200	1,435
^ Mannatech, Inc.	86,684	1,377
* Boston Beer Co., Inc. Class A	28,000	1,102
*^ USANA Health Sciences, Inc.	24,500	1,096
Weis Markets, Inc.	18,300	741
* Smithfield Foods, Inc.	10,074	310
Universal Corp. (VA)	2,600	158
Casey's General Stores, Inc.	4,500	123
Sanderson Farms, Inc.	2,500	113
Tyson Foods, Inc.	2,500	58
Nu Skin Enterprises, Inc.	3,300	54
Alberto-Culver Co.	2,200	52

		303,769

Energy (7.5%)
Tesoro Petroleum Corp.	1,342,400	76,718
Helmerich&Payne, Inc.	1,997,642	70,756
* Nabors Industries, Inc.	2,068,062	69,032
Tidewater Inc.	756,300	53,607
* National Oilwell Varco Inc.	507,100	52,860
Frontier Oil Corp.	853,200	37,345
Holly Corp.	502,958	37,314
ENSCO International, Inc.	586,309	35,771
* Swift Energy Co.	609,600	26,066
* Cameron International Corp.	359,800	25,715
Noble Corp.	251,911	24,566
*^ Hercules Offshore, Inc.	701,200	22,705
* Grey Wolf, Inc.	2,017,419	16,624
* Pioneer Drilling Co.	957,400	14,275
* Atwood Oceanics, Inc.	189,600	13,010
Noble Energy, Inc.	144,900	9,040
* Parker Drilling Co.	639,200	6,737
* Superior Energy Services, Inc.	163,347	6,521
Overseas Shipholding Group Inc.	58,300	4,746
* W-H Energy Services, Inc.	50,200	3,108
*^ Bronco Drilling Co., Inc.	151,745	2,490
* Basic Energy Services Inc.	49,400	1,263
* Trico Marine Services, Inc.	24,700	1,010
General Maritime Corp.	30,200	809
Cimarex Energy Co.	17,000	670
* Mariner Energy Inc.	15,500	376
* Petroleum Development Corp.	7,600	361
* Global Industries Ltd.	12,887	346
* Complete Production Services, Inc.	11,400	295
St. Mary Land&Exploration Co.	6,200	227
* Rosetta Resources, Inc.	5,900	127

		614,490

Financials (19.9%)
Ameriprise Financial, Inc.	1,315,121	83,602
Safeco Corp.	1,082,402	67,390
Synovus Financial Corp.	2,040,857	62,654
* AmeriCredit Corp.	2,358,145	62,609
Huntington Bancshares Inc.	2,002,551	45,538
PartnerRe Ltd.	500,800	38,812
First American Corp.	709,221	35,106
^ The First Marblehead Corp.	850,300	32,856
Nationwide Financial Services, Inc.	483,600	30,573
Leucadia National Corp.	855,090	30,142
Boston Properties, Inc. REIT	291,400	29,761
Host Hotels&Resorts Inc. REIT	1,225,200	28,327
^ Downey Financial Corp.	417,000	27,514
* Arch Capital Group Ltd.	361,200	26,201
^ Popular, Inc.	1,525,400	24,513
The PMI Group Inc.	539,800	24,113
Avalonbay Communities, Inc. REIT	202,300	24,049
Archstone-Smith Trust REIT	386,400	22,840
Colonial BancGroup, Inc.	891,800	22,268
W.R. Berkley Corp.	680,735	22,151
^ Corus Bankshares Inc.	1,259,128	21,733
Bank of Hawaii Corp.	412,986	21,327
SL Green Realty Corp. REIT	162,426	20,123
*^ First Federal Financial Corp.	350,800	19,901
Health Care Properties Investors REIT	618,700	17,899
Zenith National Insurance Corp.	379,209	17,857
The Macerich Co. REIT	203,700	16,789
Regency Centers Corp. REIT	233,400	16,455
Apartment Investment&Management Co. Class A REIT	324,100	16,341
Everest Re Group, Ltd.	147,800	16,057
* CBOT Holdings, Inc. Class A	75,100	15,516
* CB Richard Ellis Group, Inc.	418,200	15,264
American Financial Group, Inc.	439,500	15,009
Federal Realty Investment Trust REIT	193,600	14,958
Endurance Specialty Holdings Ltd.	364,600	14,599
Jones Lang LaSalle Inc.	126,700	14,380
Forest City Enterprise Class A	232,800	14,313
UDR, Inc. REIT	517,500	13,610
* Philadelphia Consolidated Holding Corp.	315,824	13,201
Camden Property Trust REIT	196,300	13,146
Raymond James Financial, Inc.	424,850	13,128
Essex Property Trust, Inc. REIT	107,300	12,479
^ The St. Joe Co.	262,400	12,160
Taubman Co. REIT	243,400	12,075
FirstMerit Corp.	576,001	12,056
Platinum Underwriters Holdings, Ltd.	344,200	11,961
BRE Properties Inc. Class A REIT	197,300	11,698
Advanta Corp. Class B	368,295	11,469
BankUnited Financial Corp.	565,400	11,348
A.G. Edwards&Sons, Inc.	133,900	11,321
The Phoenix Cos., Inc.	750,000	11,258
Pennsylvania REIT	249,100	11,043
* Franklin Bank Corp.	729,300	10,867
Aspen Insurance Holdings Ltd.	377,700	10,602
Nationwide Health Properties, Inc. REIT	389,600	10,597
Highwood Properties, Inc. REIT	280,400	10,515
iStar Financial Inc. REIT	236,800	10,497
Trustmark Corp.	372,300	9,628
Maguire Properties, Inc. REIT	278,300	9,554
FelCor Lodging Trust, Inc. REIT	364,700	9,493
Axis Capital Holdings Ltd.	232,380	9,446
^ IndyMac Bancorp, Inc.	323,005	9,422
Healthcare Realty Trust Inc. REIT	333,200	9,256
Mack-Cali Realty Corp. REIT	212,700	9,250
Cousins Properties, Inc. REIT	315,700	9,158
* EZCORP, Inc.	666,649	8,826
Kimco Realty Corp. REIT	229,573	8,740
American Campus Communities, Inc. REIT	291,400	8,244
* Knight Capital Group, Inc. Class A	472,753	7,848
Odyssey Re Holdings Corp.	181,700	7,793
Radian Group, Inc.	138,241	7,465
Duke Realty Corp. REIT	206,900	7,380
* Affiliated Managers Group, Inc.	54,100	6,966
Rayonier Inc. REIT	142,050	6,412
* World Acceptance Corp.	149,000	6,367
MCG Capital Corp.	351,208	5,626
^ Thornburg Mortgage, Inc. REIT	214,300	5,610
Home Properties, Inc. REIT	104,700	5,437
Plum Creek Timber Co. Inc. REIT	117,500	4,895
Jefferies Group, Inc.	179,700	4,848
Ohio Casualty Corp.	108,083	4,681
HRPT Properties Trust REIT	443,500	4,612
Wilmington Trust Corp.	107,100	4,446
Colonial Properties Trust REIT	120,800	4,403
CapitalSource Inc. REIT	171,400	4,215
BancorpSouth, Inc.	170,933	4,181
Safety Insurance Group, Inc.	100,020	4,141
City Holding Co.	106,855	4,096
Douglas Emmett, Inc. REIT	164,400	4,067
Community Trust Bancorp Inc.	124,956	4,036
Webster Financial Corp.	94,200	4,020
WSFS Financial Corp.	60,950	3,988
Apollo Investment Corp.	177,900	3,828
Federated Investors, Inc.	98,998	3,795
Compass Bancshares Inc.	53,700	3,704
RenaissanceRe Holdings Ltd.	59,700	3,701
TierOne Corp.	115,201	3,468
Sunstone Hotel Investors, Inc. REIT	121,800	3,458
Corporate Office Properties Trust, Inc. REIT	81,145	3,328
PFF Bancorp, Inc.	117,600	3,285
Whitney Holdings Corp.	104,700	3,151
NBT Bancorp, Inc.	130,052	2,934
Willis Group Holdings Ltd.	66,300	2,921
Potlatch Corp. REIT	65,400	2,815
* Primus Guaranty, Ltd.	250,000	2,680
American Financial Realty Trust REIT	254,900	2,631
LaSalle Hotel Properties REIT	59,600	2,588
Developers Diversified Realty Corp. REIT	47,900	2,525
Nara Bancorp, Inc.	157,105	2,503
Senior Housing Properties Trust REIT	122,400	2,491
IPC Holdings Ltd.	76,800	2,480
First Financial Holdings, Inc.	73,453	2,403
BancFirst Corp.	54,722	2,343
* Move, Inc.	513,100	2,299
AMB Property Corp. REIT	42,400	2,257
Equity Inns, Inc. REIT	98,300	2,202
JER Investors Trust Inc. REIT	142,400	2,136
Cash America International Inc.	52,700	2,090
Saul Centers, Inc. REIT	45,600	2,068
Wilshire Bancorp Inc.	166,700	2,030
Sterling Financial Corp. (PA)	192,988	2,030
BioMed Realty Trust, Inc. REIT	79,500	1,997
Montpelier Re Holdings Ltd.	105,800	1,962
Independent Bank Corp. (MI)	110,135	1,895
Hanmi Financial Corp.	110,200	1,880
* Piper Jaffray Cos., Inc.	33,100	1,845
Transatlantic Holdings, Inc.	24,700	1,757
Old National Bancorp	100,800	1,674
Gamco Investors Inc. Class A	29,466	1,652
F.N.B. Corp.	96,400	1,614
Park National Corp.	18,600	1,577
First Community Bancshares, Inc.	50,118	1,563
Innkeepers USA Trust REIT	79,600	1,411
City Bank Lynnwood (WA)	42,509	1,339
Great Southern Bancorp, Inc.	48,380	1,309
^ Impac Mortgage Holdings, Inc. REIT	281,600	1,298
Resource America, Inc.	61,120	1,260
Post Properties, Inc. REIT	23,400	1,220
Simmons First National Corp.	41,942	1,157
GMH Communities Trust REIT	115,000	1,114
^ Novastar Financial, Inc. REIT	149,600	1,044
* Ocwen Financial Corp.	77,500	1,033
United Bankshares, Inc.	30,981	985
S.Y. Bancorp, Inc.	40,000	950
Commerce Group, Inc.	27,010	938
SWS Group, Inc.	42,500	919
Baldwin&Lyons, Inc. Class B	33,300	865
^ Capital City Bank Group, Inc.	26,900	843
Renasant Corp.	35,800	814
West Coast Bancorp	24,842	755
United Community Banks, Inc.	28,503	738
Crawford&Co. Class B	109,100	737
BOK Financial Corp.	13,618	727
Chittenden Corp.	20,600	720
Sky Financial Group, Inc.	25,736	717
Sandy Spring Bancorp, Inc.	21,300	670
Spirit Finance Corp. REIT	44,600	649
First Source Corp.	25,845	644
* Encore Capital Group, Inc.	51,400	641
Digital Realty Trust, Inc. REIT	16,600	625
First Indiana Corp.	27,587	610
Banner Corp.	17,137	584
First Financial Corp. (IN)	18,900	555
Deerfield Triarc Capital Corp. REIT	37,900	554
Peoples Bancorp, Inc.	19,800	536
Omega Healthcare Investors, Inc. REIT	33,500	530
Acadia Realty Trust REIT	20,100	522
Inland Real Estate Corp. REIT	30,700	521
MFA Mortgage Investments, Inc. REIT	71,500	520
Ashford Hospitality Trust REIT	41,900	493
Union Bankshares Corp.	21,000	487
Heartland Financial USA, Inc.	19,469	473
TriCo Bancshares	21,042	470
RAIT Financial Trust REIT	17,700	461
Suffolk Bancorp	14,300	456
Anthracite Capital Inc. REIT	38,700	453
United Community Financial Corp.	44,500	444
Tompkins Trustco, Inc.	11,600	434
Torchmark Corp.	6,000	402
First Merchants Corp.	16,586	399
Taylor Capital Group, Inc.	13,900	383
Presidential Life Corp.	19,000	374
* CNA Surety Corp.	15,800	299
United Fire&Casualty Co.	8,300	294
Integra Bank Corp.	11,174	240
ITLA Capital Corp.	4,130	215
First BanCorp Puerto Rico	17,000	187
First Potomac REIT	7,800	182
Sterling Bancshares, Inc.	15,200	172
* United America Indemnity, Ltd.	6,900	172
Education Realty Trust, Inc. REIT	12,200	171
Sun Communities, Inc. REIT	5,700	170
Capital Southwest Corp.	1,000	156
First Financial Bancorp	7,500	112
First Midwest Bancorp, Inc.	3,100	110
Equity Lifestyle Properties, Inc. REIT	2,100	110
Annaly Mortgage Management Inc. REIT	7,600	110
Associated Banc-Corp.	3,300	108
Susquehanna Bancshares, Inc.	4,700	105
Hospitality Properties Trust REIT	2,500	104
Entertainment Properties Trust REIT	1,900	102
* ACA Capital Holdings Inc.	7,400	88
Reinsurance Group of America, Inc.	1,000	60

		1,632,731

Health Care (10.0%)
* Laboratory Corp. of America Holdings	1,002,564	78,461
AmerisourceBergen Corp.	1,540,357	76,201
Manor Care, Inc.	1,002,700	65,466
* Express Scripts Inc.	1,100,200	55,021
* Humana Inc.	798,200	48,618
Mylan Laboratories, Inc.	1,947,514	35,425
* Haemonetics Corp.	651,299	34,265
* King Pharmaceuticals, Inc.	1,558,100	31,879
* Sciele Pharma, Inc.	1,338,208	31,528
* Pediatrix Medical Group, Inc.	522,300	28,805
Health Management Associates Class A	1,594,800	18,117
* Apria Healthcare Group Inc.	528,100	15,193
* Savient Pharmaceuticals Inc.	1,133,151	14,074
*^ Illumina, Inc.	300,100	12,181
* WellCare Health Plans Inc.	133,600	12,092
* Medarex, Inc.	840,000	12,004
* Cephalon, Inc.	136,974	11,011
* ICU Medical, Inc.	255,284	10,962
* LifePoint Hospitals, Inc.	280,100	10,834
*^ Adams Respiratory Therapeutics, Inc.	251,358	9,901
Valeant Pharmaceuticals International	580,900	9,695
* Progenics Pharmaceuticals, Inc.	448,363	9,671
* Magellan Health Services, Inc.	204,003	9,480
* Alkermes, Inc.	613,175	8,952
* Lincare Holdings, Inc.	218,596	8,711
* Applera Corp.-Celera Genomics Group	679,500	8,426
* MedCath Corp.	256,420	8,154
* Onyx Pharmaceuticals, Inc.	292,700	7,874
* K-V Pharmaceutical Co. Class A	263,700	7,183
* Zoll Medical Corp.	314,734	7,022
* Noven Pharmaceuticals, Inc.	291,785	6,842
Medicis Pharmaceutical Corp.	216,700	6,618
*^ Enzon Pharmaceuticals, Inc.	822,300	6,455
* Techne Corp.	108,521	6,208
* The Medicines Co.	343,000	6,044
* Bruker BioSciences Corp.	667,829	6,017
Universal Health Services Class B	89,200	5,486
* Par Pharmaceutical Cos. Inc.	189,856	5,360
* Ventana Medical Systems, Inc.	65,061	5,027
Mentor Corp.	115,700	4,707
* Alliance Imaging, Inc.	489,168	4,593
* Immucor Inc.	163,700	4,579
* Isis Pharmaceuticals, Inc.	409,100	3,960
Perrigo Co.	191,703	3,754
* Kindred Healthcare, Inc.	121,890	3,744
* Sierra Health Services, Inc.	88,500	3,680
Chemed Corp.	48,800	3,235
* PAREXEL International Corp.	75,650	3,182
* Myriad Genetics, Inc.	84,300	3,135
Hillenbrand Industries, Inc.	48,000	3,120
* Kinetic Concepts, Inc.	55,100	2,864
* Digene Corp.	40,200	2,414
* Bio-Rad Laboratories, Inc. Class A	27,500	2,078
* Tanox, Inc.	94,526	1,835
Alpharma, Inc. Class A	64,100	1,667
* Radiation Therapy Services, Inc.	51,900	1,367
* Salix Pharmaceuticals, Ltd.	102,070	1,255
* BioMarin Pharmaceutical Inc.	55,600	997
* VCA Antech, Inc.	26,300	991
* Greatbatch, Inc.	29,478	955
Vital Signs, Inc.	15,855	881
* Gentiva Health Services, Inc.	37,700	756
* Odyssey Healthcare, Inc.	42,022	498
* AMN Healthcare Services, Inc.	13,900	306
* eResearch Technology, Inc.	29,100	277
* ViroPharma Inc.	19,800	273
Option Care, Inc.	17,457	269
* Pharmanet Development Group, Inc.	8,000	255
* AMERIGROUP Corp.	9,000	214
* AmSurg Corp.	7,020	169
* Genesis Healthcare Corp.	2,300	157
* OSI Pharmaceuticals, Inc.	3,100	112
* Psychiatric Solutions, Inc.	3,000	109
West Pharmaceutical Services, Inc.	2,300	108
*^ Nighthawk Radiology Holdings, Inc.	5,900	106
* Health Net Inc.	2,000	106
* Xenoport Inc.	1,893	84
* Centene Corp.	2,800	60
* Charles River Laboratories, Inc.	1,100	57
* CONMED Corp.	1,900	56
* Amedisys Inc.	1,500	54
Ligand Pharmaceuticals Inc. Class B	7,600	52

		814,334

Industrials (14.7%)
Cummins Inc.	855,200	86,555
Parker Hannifin Corp.	881,794	86,336
Manpower Inc.	858,575	79,195
* Terex Corp.	962,097	78,218
* AMR Corp.	2,762,151	72,783
Cooper Industries, Inc. Class A	1,270,700	72,544
Trinity Industries, Inc.	1,518,120	66,099
* UAL Corp.	1,135,929	46,107
R.R. Donnelley&Sons Co.	1,014,520	44,142
Steelcase Inc.	1,445,062	26,734
* United Rentals, Inc.	754,300	24,545
* Gardner Denver Inc.	569,660	24,239
* EMCOR Group, Inc.	319,400	23,284
A.O. Smith Corp.	578,000	23,056
* URS Corp.	473,000	22,964
* McDermott International, Inc.	259,750	21,590
* Allied Waste Industries, Inc.	1,509,688	20,320
* Foster Wheeler Ltd.	180,400	19,301
Ryder System, Inc.	346,300	18,631
* Ceradyne, Inc.	234,200	17,321
L-3 Communications Holdings, Inc.	146,400	14,258
Applied Industrial Technology, Inc.	479,575	14,147
The Manitowoc Co., Inc.	168,390	13,535
Con-way, Inc.	262,500	13,188
* Genlyte Group, Inc.	162,316	12,748
Lincoln Electric Holdings, Inc.	170,411	12,651
Walter Industries, Inc.	412,100	11,934
Republic Services, Inc. Class A	375,763	11,513
Lennox International Inc.	328,300	11,238
* Owens Corning Inc.	332,300	11,175
* Labor Ready, Inc.	482,500	11,151
* Thomas&Betts Corp.	188,600	10,939
Herman Miller, Inc.	315,941	9,984
Acuity Brands, Inc.	165,200	9,958
Kennametal, Inc.	117,600	9,647
* General Cable Corp.	112,500	8,522
Apogee Enterprises, Inc.	297,690	8,282
* Continental Airlines, Inc. Class B	206,300	6,987
* Volt Information Sciences Inc.	359,800	6,635
*^ Houston Wire&Cable Co.	224,525	6,379
Freightcar America Inc.	127,087	6,080
* ExpressJet Holdings, Inc.	998,900	5,973
* United Stationers, Inc.	85,530	5,700
* Consolidated Graphics, Inc.	77,400	5,362
Avery Dennison Corp.	78,500	5,219
Crane Co.	113,800	5,172
IKON Office Solutions, Inc.	325,500	5,081
* Corrections Corp. of America	79,950	5,046
Viad Corp.	111,350	4,696
Teleflex Inc.	49,800	4,073
W.W. Grainger, Inc.	43,000	4,001
McGrath RentCorp	115,213	3,882
Barnes Group, Inc.	107,700	3,412
The Toro Co.	57,900	3,410
* Mobile Mini, Inc.	110,956	3,240
* Spherion Corp.	342,600	3,217
Regal-Beloit Corp.	65,800	3,062
Triumph Group, Inc.	44,025	2,882
* US Airways Group Inc.	94,200	2,851
* Alliant Techsystems, Inc.	25,647	2,543
Ameron International Corp.	27,900	2,516
* ABX Air, Inc.	284,346	2,292
Kelly Services, Inc. Class A	60,846	1,671
* CBIZ Inc.	215,500	1,584
Cintas Corp.	40,000	1,577
J.B. Hunt Transport Services, Inc.	44,800	1,314
Carlisle Co., Inc.	28,167	1,310
Rockwell Automation, Inc.	18,800	1,305
American Woodmark Corp.	37,600	1,301
Watson Wyatt&Co. Holdings	22,800	1,151
* TransDigm Group, Inc.	27,600	1,117
NACCO Industries, Inc. Class A	7,100	1,104
* Republic Airways Holdings Inc.	52,900	1,077
* Accuride Corp.	65,900	1,015
Fluor Corp.	8,800	980
Kaydon Corp.	18,400	959
Deluxe Corp.	23,100	938
Ennis, Inc.	34,500	811
* H&E Equipment Services, Inc.	28,407	788
GATX Corp.	11,000	542
Xerium Technologies Inc.	66,700	508
* Rush Enterprises, Inc. Class B	23,600	494
* GrafTech International Ltd.	26,600	448
The Brink's Co.	7,200	446
Cubic Corp.	13,700	413
* Goodman Global, Inc.	15,070	335
Pacer International, Inc.	14,100	332
Tredegar Corp.	13,600	290
Eagle Bulk Shipping Inc.	10,703	240
CIRCOR International, Inc.	3,800	154
G&K Services, Inc. Class A	3,700	146
Kaman Corp. Class A	4,557	142
* Perini Corp.	2,100	129
* Layne Christensen Co.	2,800	115
* DynCorp International Inc. Class A	5,100	112
* Atlas Air Worldwide Holdings, Inc.	1,800	106
Cascade Corp.	1,300	102
Schawk, Inc.	3,100	62
* Kforce Inc.	3,700	59
* Old Dominion Freight Line, Inc.	1,700	51

		1,203,773

Information Technology (15.3%)
* Fiserv, Inc.	1,312,983	74,577
* Computer Sciences Corp.	968,200	57,269
* Novellus Systems, Inc.	1,948,500	55,279
* Flextronics International Ltd.	4,597,200	49,650
* ON Semiconductor Corp.	4,488,900	48,121
* SAVVIS, Inc.	876,000	43,371
* Arris Group Inc.	2,397,451	42,171
* CommScope, Inc.	646,400	37,717
* Anixter International Inc.	496,000	37,304
* LAM Research Corp.	687,598	35,343
* Amkor Technology, Inc.	2,217,800	34,930
* MEMC Electronic Materials, Inc.	517,700	31,642
* Lexmark International, Inc.	608,100	29,985
* RealNetworks, Inc.	3,525,822	28,806
* CSG Systems International, Inc.	993,178	26,329
Harris Corp.	481,700	26,277
* DST Systems, Inc.	323,064	25,590
* Avnet, Inc.	634,200	25,140
* j2 Global Communications, Inc.	635,467	22,178
* Zoran Corp.	1,003,750	20,115
* Sybase, Inc.	827,685	19,773
* Plexus Corp.	835,800	19,215
Technitrol, Inc.	665,600	19,083
* TIBCO Software Inc.	2,070,600	18,739
* Dolby Laboratories Inc.	502,400	17,790
* Cadence Design Systems, Inc.	743,400	16,325
* Informatica Corp.	1,081,656	15,976
* International Rectifier Corp.	420,900	15,683
National Semiconductor Corp.	548,000	15,492
* Silicon Image, Inc.	1,734,297	14,880
* Vishay Intertechnology, Inc.	931,700	14,739
* BMC Software, Inc.	486,336	14,736
* Convergys Corp.	580,200	14,064
* Activision, Inc.	716,200	13,371
* Western Digital Corp.	629,300	12,177
* Smart Modular Technologies Inc.	868,600	11,952
* Coherent, Inc.	382,198	11,661
MTS Systems Corp.	260,926	11,656
* Interwoven Inc.	755,266	10,604
* Brocade Communications Systems, Inc.	1,278,943	10,001
*^ UTStarcom, Inc.	1,761,889	9,884
* CMGI Inc.	4,820,400	9,400
* Alliance Data Systems Corp.	119,800	9,258
* MicroStrategy Inc.	97,919	9,252
* Fairchild Semiconductor International, Inc.	456,900	8,827
* JDA Software Group, Inc.	434,300	8,525
* Sykes Enterprises, Inc.	433,500	8,232
* MKS Instruments, Inc.	275,450	7,630
* Benchmark Electronics, Inc.	335,175	7,582
* Advanced Energy Industries, Inc.	326,357	7,395
* Vignette Corp.	385,307	7,382
* Progress Software Corp.	193,524	6,152
* ManTech International Corp.	199,200	6,141
* Rofin-Sinar Technologies Inc.	87,102	6,010
* NVIDIA Corp.	141,500	5,845
* RF Micro Devices, Inc.	883,426	5,513
Molex, Inc.	175,062	5,254
* Tyler Technologies, Inc.	412,500	5,119
* eSPEED, Inc. Class A	554,616	4,792
* Mentor Graphics Corp.	362,950	4,780
Park Electrochemical Corp.	163,500	4,607
* BearingPoint, Inc.	540,900	3,954
CTS Corp.	280,700	3,554
* Euronet Worldwide, Inc.	118,800	3,464
United Online, Inc.	200,668	3,309
* Veeco Instruments, Inc.	148,525	3,080
* Macrovision Corp.	95,400	2,868
Bel Fuse, Inc. Class B	84,018	2,859
* SRA International, Inc.	100,000	2,526
* Ciber, Inc.	290,200	2,374
Jack Henry&Associates Inc.	82,700	2,130
* Avocent Corp.	69,300	2,010
* Nuance Communications, Inc.	110,799	1,854
* Asyst Technologies, Inc.	223,516	1,616
* Silicon Storage Technology, Inc.	387,753	1,446
* Itron, Inc.	18,100	1,411
Total System Services, Inc.	45,800	1,352
Agilysys, Inc.	57,500	1,294
Inter-Tel, Inc.	47,600	1,139
* Dycom Industries, Inc.	35,300	1,058
Methode Electronics, Inc. Class A	67,400	1,055
* Atmel Corp.	186,200	1,035
MasterCard, Inc. Class A	5,900	979
* PDF Solutions, Inc.	73,300	867
* THQ Inc.	23,400	714
* Trident Microsystems, Inc.	35,470	651
* Kopin Corp.	161,864	631
* MPS Group, Inc.	42,704	571
* Mattson Technology, Inc.	53,882	523
* Skyworks Solutions, Inc.	69,800	513
Seagate Technology	22,000	479
* Manhattan Associates, Inc.	16,100	449
* SYNNEX Corp.	20,100	414
* Sonic Solutions, Inc.	28,200	356
* Rogers Corp.	9,400	348
* IXYS Corp.	35,402	296
* Newport Corp.	17,800	276
* Ansoft Corp.	8,847	261
AVX Corp.	12,200	204
* Actel Corp.	8,300	115
Xilinx, Inc.	4,300	115
* Synopsys, Inc.	4,200	111
Broadridge Financial Solutions LLC	5,800	111
* SPSS, Inc.	2,500	110
* C-COR Inc.	7,200	101
* Compuware Corp.	4,600	55
* MICROS Systems, Inc.	1,000	54
* KEMET Corp.	6,900	49
* Arrow Electronics, Inc.	904	35

		1,252,067

Materials (5.8%)
Celanese Corp. Series A	2,000,000	77,560
United States Steel Corp.	512,700	55,756
Ball Corp.	947,300	50,368
Ashland, Inc.	638,000	40,800
* AK Steel Holding Corp.	930,235	34,763
Texas Industries, Inc.	427,400	33,512
Steel Dynamics, Inc.	618,964	25,941
* Pactiv Corp.	805,464	25,686
Eastman Chemical Co.	395,460	25,440
Greif Inc. Class A	425,000	25,334
RPM International, Inc.	916,000	21,169
Chaparral Steel Co.	254,806	18,313
* OM Group, Inc.	255,200	13,505
Quanex Corp.	144,400	7,032
* Terra Industries, Inc.	254,000	6,457
Nucor Corp.	70,500	4,135
Koppers Holdings, Inc.	111,200	3,745
Cleveland-Cliffs Inc.	26,600	2,066
Carpenter Technology Corp.	11,600	1,512
Spartech Corp.	42,700	1,134
H.B. Fuller Co.	27,800	831
Lubrizol Corp.	8,400	542
Neenah Paper Inc.	12,200	503
* Headwaters Inc.	8,600	149
Metal Management, Inc.	2,400	106
Schnitzer Steel Industries, Inc. Class A	2,200	105
CF Industries Holdings, Inc.	1,100	66
* Buckeye Technology, Inc.	4,000	62
* Century Aluminum Co.	1,100	60
Rock-Tenn Co.	1,600	51
Silgan Holdings, Inc.	900	50

		476,753

Telecommunication Services (1.9%)
Embarq Corp.	708,923	44,924
* Cincinnati Bell Inc.	5,289,300	30,572
Telephone&Data Systems, Inc.	449,345	28,116
Citizens Communications Co.	1,008,818	15,405
Alaska Communications Systems Holdings, Inc.	515,246	8,161
CenturyTel, Inc.	164,600	8,074
* Crown Castle International Corp.	165,200	5,992
* Syniverse Holdings Inc.	403,700	5,192
USA Mobility, Inc.	178,500	4,777
* Qwest Communications International Inc.	461,000	4,472
North Pittsburgh Systems, Inc.	70,142	1,491

		157,176

Utilities (5.0%)
* Mirant Corp.	1,878,000	80,097
Xcel Energy, Inc.	2,493,145	51,035
CenterPoint Energy Inc.	2,259,449	39,314
PNM Resources Inc.	999,960	27,789
Energen Corp.	463,472	25,463
Westar Energy, Inc.	899,000	21,828
NiSource, Inc.	850,035	17,604
Portland General Electric Co.	459,600	12,611
Southwest Gas Corp.	347,200	11,739
* NRG Energy, Inc.	246,600	10,251
Puget Energy, Inc.	423,500	10,240
Atmos Energy Corp.	332,401	9,992
NSTAR	258,600	8,392
MDU Resources Group, Inc.	292,650	8,206
ALLETE, Inc.	172,935	8,137
Nicor Inc.	185,500	7,962
Energy East Corp.	281,700	7,350
OGE Energy Corp.	163,600	5,996
Northeast Utilities	181,200	5,139
* El Paso Electric Co.	207,600	5,099
Pepco Holdings, Inc.	141,000	3,976
TECO Energy, Inc.	224,725	3,861
* Sierra Pacific Resources	202,500	3,556
Empire District Electric Co.	158,000	3,534
UIL Holdings Corp.	105,100	3,479
Black Hills Corp.	78,100	3,104
WGL Holdings Inc.	90,800	2,964
Pinnacle West Capital Corp.	69,229	2,759
Northwest Natural Gas Co.	58,600	2,707
The Laclede Group, Inc.	33,900	1,081
CH Energy Group, Inc.	22,500	1,012
Alliant Energy Corp.	1,900	74

		406,351

Total Common Stocks
(Cost $6,923,643)		8,189,637

Temporary Cash Investments (2.1%)

Money Market Fund (2.1%)
1 Vanguard Market Liquidity Fund, 5.281%	168,935,992	168,936

	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)
2 Federal Home Loan Mortgage Corp.
3 5.197%, 7/9/07	3,000	2,997

Total Temporary Cash Investments
(Cost $171,933)		171,933

Total Investments (102.1%)
(Cost $7,095,576)		8,361,570

Other Assets and Liabilities - Net (-2.1%)		(169,632)

Net Assets (100%)		8,191,938

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $2,997,000 have been segregated as initial margin for open futures contracts.
REIT	- Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2007, the cost of investment securities for tax purposes was $7,095,576,000. Net unrealized appreciation of investment securities for tax purposes was $1,265,994,000, consisting of unrealized gains of $1,478,782,000 on securities that had risen in value since their purchase and $212,788,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At June 30, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	15	5,683	29
E-mini S&P 500 Index	2	152	-

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Capital Opportunity Fund
Schedule of Investments
June 30, 2007

	Shares	Market Value ($000)

Common Stocks (97.4%)

Consumer Discretionary (12.8%)
* DIRECTV Group, Inc.	8,222,335	190,018
TJX Cos., Inc.	5,167,400	142,104
Men's Wearhouse, Inc.	2,567,100	131,102
Nordstrom, Inc.	2,500,000	127,800
* CarMax, Inc.	4,194,600	106,962
*1 The Dress Barn, Inc.	4,715,000	96,752
* Quiksilver, Inc.	5,821,500	82,258
* Bed Bath & Beyond, Inc.	2,210,000	79,538
Whirlpool Corp.	500,000	55,600
Best Buy Co., Inc.	952,500	44,453
Lowe's Cos., Inc.	1,411,400	43,316
* 99 Cents Only Stores	2,400,000	31,464
* Chico's FAS, Inc.	825,000	20,081
Gentex Corp.	900,000	17,721
Abercrombie&Fitch Co.	200,000	14,596
Harman International Industries, Inc.	97,800	11,423
*1 Strattec Security Corp.	220,000	10,340
* Expedia, Inc.	300,000	8,787
* DreamWorks Animation SKG, Inc.	282,000	8,133
E.W. Scripps Co. Class A	30,000	1,371
* Amazon.com, Inc.	18,200	1,245
* O'Reilly Automotive, Inc.	5,000	183

		1,225,247

Consumer Staples (0.3%)
* Cott Corp.	1,870,000	26,909

Energy (6.8%)
Murphy Oil Corp.	2,600,000	154,544
ConocoPhillips Co.	1,750,000	137,375
* National Oilwell Varco Inc.	922,600	96,172
Arch Coal, Inc.	2,504,000	87,139
Noble Energy, Inc.	1,200,000	74,868
Pogo Producing Co.	1,200,000	60,948
*^ Hanover Compressor Co.	1,361,000	32,460
* Pride International, Inc.	322,700	12,088

		655,594

Financials (1.4%)
MBIA, Inc.	562,500	34,999
Capital One Financial Corp.	340,000	26,670
^ IndyMac Bancorp, Inc.	885,000	25,815
The Chubb Corp.	390,000	21,115
TCF Financial Corp.	330,000	9,174
East West Bancorp, Inc.	230,000	8,942
SLM Corp.	50,000	2,879
Commerce Bancorp, Inc.	30,000	1,110
Nymex Holdings Inc.	300	38

		130,742

Health Care (16.3%)
* Biogen Idec Inc.	4,950,000	264,825
Applera Corp.-Applied Biosystems Group	7,448,400	227,474
Novartis AG ADR	3,351,000	187,891
Medtronic, Inc.	3,356,100	174,047
Eli Lilly&Co.	2,510,900	140,309
* Boston Scientific Corp.	7,257,700	111,333
Roche Holdings AG	550,000	97,453
* BioMarin Pharmaceutical Inc.	4,670,500	83,789
* Affymetrix, Inc.	3,345,500	83,269
* Millipore Corp.	1,011,500	75,954
* Amgen, Inc.	700,000	38,703
* Sepracor Inc.	550,000	22,561
Pfizer Inc.	829,600	21,213
* Edwards Lifesciences Corp.	300,000	14,802
*^ Dendreon Corp.	1,525,000	10,797
*^ Pharmacyclics, Inc.	740,500	2,014
* Waters Corp.	2,000	119

		1,556,553

Industrials (9.0%)
FedEx Corp.	2,669,800	296,268
*1 Thomas&Betts Corp.	3,400,000	197,200
Pall Corp.	2,150,000	98,879
* AMR Corp.	3,048,500	80,328
Avery Dennison Corp.	951,596	63,262
Fluor Corp.	504,000	56,130
*^ JetBlue Airways Corp.	3,241,050	38,082
Union Pacific Corp.	125,000	14,394
Chicago Bridge&Iron Co. N.V.	225,000	8,491
Southwest Airlines Co.	481,300	7,176
* Monster Worldwide Inc.	77,250	3,175
* US Airways Group Inc.	59,300	1,795

		865,180

Information Technology (44.3%)
* Research In Motion Ltd.	2,766,100	553,192
* NVIDIA Corp.	8,719,400	360,198
* Corning, Inc.	11,820,200	302,006
* ASML Holding (New York)	10,489,400	287,934
* Symantec Corp.	11,530,500	232,916
Altera Corp.	6,060,000	134,108
* Comverse Technology, Inc.	6,260,000	130,552
* Micron Technology, Inc.	10,350,000	129,686
Intersil Corp.	3,705,000	116,559
* eBay Inc.	3,600,000	115,848
Microsoft Corp.	3,850,000	113,460
* VeriSign, Inc.	3,450,000	109,469
*1 FormFactor Inc.	2,824,500	108,178
* Adobe Systems, Inc.	2,649,000	106,357
*1 Emulex Corp.	4,569,400	99,796
* Trimble Navigation Ltd.	3,000,000	96,600
*1 Rambus Inc.	5,205,000	93,586
Tektronix, Inc.	2,478,900	83,638
* Autodesk, Inc.	1,740,000	81,919
Motorola, Inc.	4,500,000	79,650
* Avocent Corp.	2,484,500	72,075
*^ Avid Technology, Inc.	2,035,000	71,937
* THQ Inc.	2,248,000	68,609
* Macrovision Corp.	2,170,000	65,230
* Google Inc.	118,350	61,942
* Citrix Systems, Inc.	1,750,000	58,923
* Yahoo! Inc.	2,159,100	58,576
* NAVTEQ Corp.	1,370,000	58,006
* Nortel Networks Corp.	2,323,500	55,880
Hewlett-Packard Co.	1,200,000	53,544
Texas Instruments, Inc.	1,275,000	47,978
Plantronics, Inc.	1,150,000	30,153
* Cymer, Inc.	730,000	29,346
* EMC Corp.	1,375,000	24,888
*^ Entegris Inc.	2,019,231	23,988
* Ciena Corp.	607,142	21,936
*1 The Descartes Systems Group Inc.	4,645,000	19,137
* Coherent, Inc.	500,000	15,255
* Intuit, Inc.	470,000	14,138
* Brocade Communications Systems, Inc.	1,200,000	9,384
* McAfee Inc.	250,000	8,800
QUALCOMM Inc.	200,000	8,678
* FEI Co.	205,000	6,654
Intel Corp.	235,000	5,584
* Nuance Communications, Inc.	320,000	5,354
* Akamai Technologies, Inc.	25,300	1,230
Satyam Computer Services Ltd. ADR	7,500	186

		4,233,063

Materials (4.4%)
Monsanto Co.	4,773,968	322,434
1 Minerals Technologies, Inc.	1,500,000	100,425

		422,859

Telecommunication Services (2.1%)
Sprint Nextel Corp.	7,252,700	150,203
* NeuStar, Inc. Class A	1,766,700	51,181

		201,384

Total Common Stocks
(Cost $5,562,825)		9,317,531

Temporary Cash Investment (3.5%)

2 Vanguard Market Liquidity Fund, 5.281%
(Cost $334,524)	334,524,240	334,524

Total Investments (100.9%)
(Cost $5,897,349)		9,652,055

Other Assets and Liabilities—Net (-0.9%)		(88,273)

Net Assets (100%)		9,563,782

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR	- American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fun's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At June 30, 2007, the cost of investment securities for tax purposes was $5,897,349,000. Net unrealized appreciation of investment securities for tax purposes was $3,754,706,000, consisting of unrealized gains of $4,040,170,000 on securities that had risen in value since their purchase and $285,464,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Affiliated Companies: Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Sept. 30, 2006 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Dividend Income ($000)	June 30, 2007 Market Value ($000)

BioMarin Pharmaceutical Inc.	66,461	-	-	-	n/a 1
The Descartes Systems Group Inc.	18,208	-	-	-	19,137
The Dress Barn, Inc.	96,008	6,838	-	-	96,752
Emulex Corp.	82,753	264	-	-	99,796
FormFactor Inc.	n/a 2	90,578	-	-	108,178
Macrovision Corp.	84,879	-	37,223	-	n/a 1
Men's Wearhouse, Inc.	132,676	-	47,941	501	n/a 1
Minerals Technologies, Inc.	83,304	-	3,636	231	100,425
Rambus Inc.	90,775	-	-	-	93,586
Strattec Security Corp.	8,419	-	-	-	10,340
Thomas&Betts Corp.	179,547	-	20,297	-	197,200
THQ Inc.	143,371	-	88,936	-	n/a 1

	986,401			732	725,414

1	At June 30, 2007, the security is still held but the issuer is no longer an affiliated company of the fund.
2	At September 30, 2006, the issuer was not an affiliated company of the fund.

Vanguard Global Equity Fund
Schedule of Investments
June 30, 2007

	Shares	Market Value ($000)

Common Stocks (96.9%)

Australia (2.2%)
QBE Insurance Group Ltd.	1,317,392	34,759
Qantas Airways Ltd.	4,552,110	21,598
Zinifex Ltd.	689,100	10,928
Coles Group Ltd.	766,823	10,470
Australia&New Zealand Bank Group Ltd.	418,132	10,270
Leighton Holdings Ltd.	245,444	8,555
Macquarie Airports Group	2,142,137	7,320
Commonwealth Bank of Australia	138,792	6,493
Santos Ltd.	529,945	6,257
Caltex Australia Ltd.	291,562	5,838
Macquarie Infrastructure Group	1,855,100	5,650
Tattersall's Ltd.	1,406,406	5,594
Suncorp-Metway Ltd.	313,548	5,355
Orica Ltd.	98,671	2,486
Iluka Resources Ltd.	429,393	2,238
Amcor Ltd.	302,310	1,914
Minara Resources Ltd.	277,548	1,702
Centro Properties Group	219,617	1,579
Alumina Ltd.	204,000	1,351
Rinker Group Ltd.	65,098	1,037

		151,394

Austria (0.2%)
Voestalpine AG	183,476	15,423

Belgium (0.9%)
Fortis (Amsterdam Shares)	822,460	34,892
Fortis	389,600	16,513
KBC Bank&Verzekerings Holding	86,783	11,696
Delhaize Group	18,583	1,825
InBev	9,037	716

		65,642

Bermuda (0.5%)
Accenture Ltd.	879,319	37,714

Brazil (0.7%)
Petroleo Brasileiro SA Pfd.	485,100	12,951
Gerdau SA ADR	451,350	11,609
Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd.	165,300	9,418
Uniao de Bancos Brasileiros SA GDR	79,500	8,973
Banco do Brasil SA	413,400	5,947

		48,898

Canada (3.2%)
Rogers Communications, Inc. Class B	735,800	31,373
^ Canadian Imperial Bank of Commerce	344,308	31,026
* Bombardier Inc. Class B	4,268,200	25,643
^ Bank of Nova Scotia, Halifax	453,000	22,066
Imperial Oil Ltd.	360,300	16,773
Sun Life Financial Services of Canada	297,000	14,152
Teck Cominco Ltd. Class B	329,800	13,994
EnCana Corp.	220,900	13,587
Alcan Inc.	158,800	12,954
* Nortel Networks Corp.	298,833	7,187
Methanex Corp.	227,200	5,639
BCE Inc.	142,465	5,395
* ACE Aviation Holdings, Inc.	174,100	4,390
Gerdau AmeriSteel Corp.	293,000	4,329
ING Canada Inc.	84,063	3,743
Onex Corp.	66,800	2,308
* Abitibi-Consolidated Inc.	660,200	1,928
* LionOre Mining Intl. Ltd.	49,800	1,307
Biovail Corp.	44,800	1,142
* Fraser Papers Inc.	198,800	1,138
Rothmans Inc.	5,600	111
Bell Aliant Regional Communications Income Fund	630	19

		220,204

China (0.3%)
China Petroleum&Chemical Corp.	11,332,000	12,643
Tsingtao Brewery Co., Ltd.	1,548,000	3,762
China Telecom Corp. Ltd.	5,688,000	3,363
China Construction Bank	1,264,000	869

		20,637

Denmark (0.3%)
* William Demant A/S	65,300	6,467
* Vestas Wind Systems A/S	95,699	6,280
^ Coloplast A/S B Shares	35,400	2,868
* GN Store Nord A/S	191,000	2,254
* Topdanmark A/S	3,925	669

		18,538

Finland (0.4%)
Nokia Oyj	296,700	8,333
Metso Oyj	129,540	7,624
Sampo Oyj A Shares	242,900	6,994
TietoEnator Oyj B Shares	78,020	2,507
Wartsila Oyj B Shares	15,220	1,001

		26,459

France (6.1%)
BNP Paribas SA	1,103,266	131,050
Societe Generale Class A	377,253	69,897
Vivendi SA	750,049	32,265
Renault SA	179,200	28,742
Total SA	329,300	26,699
Sanofi-Aventis	268,280	21,674
Compagnie Generale des Etablissements Michelin SA	136,800	19,117
Credit Agricole SA	465,839	18,903
Air France	383,704	17,854
Cap Gemini SA	124,669	9,114
Lagardere S.C.A.	100,453	8,712
Alcatel-Lucent ADR	572,560	8,016
AXA	139,000	5,975
Carrefour SA	70,208	4,931
Thales SA	79,700	4,870
Groupe Danone	59,200	4,781
^ SCOR SA	107,872	2,928
^ Cie. de St. Gobain SA	18,960	2,124
* Atos Origin SA	26,400	1,650
SA des Ciments Vicat	6,830	846

		420,148

Germany (5.9%)
E.On AG	711,404	119,451
Deutsche Bank AG	299,847	43,643
ThyssenKrupp AG	600,284	35,753
Deutsche Lufthansa AG	1,274,321	35,750
BASF AG	225,200	29,579
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	144,300	26,559
Allianz AG	111,200	26,080
Man AG	170,252	24,502
Volkswagen AG	123,096	19,649
Salzgitter AG	39,157	7,578
DaimlerChrysler AG (Registered)	76,700	7,096
*^TUI AG	213,200	5,909
Fresenius Medical Care AG	122,700	5,656
Porsche AG	3,146	5,611
Bayerische Motoren Werke AG	61,480	3,986
Beiersdorf AG	49,025	3,497
Deutsche Post AG	82,200	2,671
Deutsche Boerse AG	17,012	1,927
Fresenius Medical Care AG ADR	29,244	1,343
^ Heidelberger Druckmaschinen AG	15,765	765

		407,005

Greece (0.1%)
Public Power Corp.	244,020	6,877

Hong Kong (1.7%)
Jardine Matheson Holdings Ltd.	965,102	22,987
New World Development Co., Ltd.	7,550,300	18,895
Jardine Strategic Holdings Ltd.	1,233,900	16,415
China Netcom Group Corp. Hong Kong Ltd.	3,037,500	8,385
Henderson Land Development Co. Ltd.	1,117,000	7,614
Television Broadcasts Ltd.	1,068,000	7,515
Hutchison Whampoa Ltd.	645,000	6,403
First Pacific Co. Ltd.	8,730,000	6,302
Hong Kong Aircraft&Engineering Co., Ltd.	410,000	6,238
Wheelock and Co. Ltd.	1,883,000	4,859
Hong Kong and Shanghai Hotels Ltd.	2,593,602	4,584
SmarTone Telecommunications Ltd.	2,082,790	2,408
Mandarin Oriental International Ltd.	881,690	1,967
Next Media Ltd.	4,192,000	1,431
I-Cable Communications Ltd.	5,207,000	1,104
Silver Grant International Industries Ltd.	1,752,000	488
Asia Satellite Telecommunications Holdings Ltd.	148,500	309

		117,904

Hungary (0.1%)
MOL Hungarian Oil and Gas Nyrt.	44,000	6,630

India (0.1%)
State Bank of India GDR	66,230	5,832
Tata Iron and Steel Co. Ltd.	110,168	1,619

		7,451

Indonesia (0.3%)
PT Semen Gresik Tbk	1,155,000	6,607
* PT Bank Indonesia Tbk	66,769,036	4,740
PT Indofood Sukses Makmur Tbk	10,823,000	2,422
PT Matahari Putra Prima Tbk	19,851,300	1,776
PT Gudang Garam Tbk	1,149,900	1,420
* PT Bank Pan Indonesia Tbk Warrants Exp. 7/10/09	13,353,807	377
PT Citra Marga Nusaphala Persada Tbk	774,000	221
* PT Matahari Putra Prima Warrants Exp. 7/21/10	3,859,975	55
* PT Mulia Industrindo Tbk	921,000	22

		17,640

Ireland (0.1%)
Independent News&Media PLC	1,063,718	5,392
Fyffes PLC	512,200	609
* Total Produce PLC	512,200	534
* Blackrock International Land PLC	462,500	306

		6,841

Israel (0.2%)
Bank Hapoalim Ltd.	2,147,071	10,460
Bank Leumi Le-Israel	938,820	3,674

		14,134

Italy (2.0%)
Fiat SpA	2,958,324	87,871
^ Eni SpA	577,500	20,939
Saipem SpA	256,000	8,735
Luxottica Group SpA ADR	179,800	6,947
Fondiaria - Sai SpA	98,100	4,743
Unicredito Italiano SpA	528,100	4,717
* Banca Popolare Italiana	186,081	2,861
Seat Pagine Gialle SpA	4,714,910	2,826
Fondiaria-Sai SpA RNC	18,000	637
* Natuzzi SpA-Sponsored ADR	50,700	403

		140,679

Japan (8.1%)
JFE Holdings, Inc.	1,115,300	69,323
Canon, Inc.	555,300	32,564
Central Japan Railway Co.	2,227	23,496
Sumco Corp.	466,900	23,394
Sumitomo Mitsui Financial Group, Inc.	2,368	22,075
Orix Corp.	82,120	21,646
Toyota Motor Corp.	295,200	18,617
Sharp Corp.	898,000	17,024
Mitsubishi Chemical Holdings Corp.	1,755,000	16,111
Tokyo Electric Power Co.	449,700	14,465
Isuzu Motors Ltd.	2,492,000	13,472
Kyushu Electric Power Co., Inc.	507,200	13,293
Nippon Yusen Kabushiki Kaisha Co.	1,423,000	13,051
Nissan Motor Co., Ltd.	1,197,700	12,822
Toshiba Corp.	1,438,000	12,529
NTT Data Corp.	2,479	11,762
Mitsui OSK Lines Ltd.	771,000	10,454
KDDI Corp.	1,337	9,905
Leopalace21 Corp.	188,900	6,455
Kawasaki Kisen Kaisha Ltd.	467,000	5,695
Nippon Mining Holdings Inc.	577,000	5,520
Japan Tobacco, Inc.	1,092	5,383
East Japan Railway Co.	660	5,085
Kao Corp.	184,000	4,764
West Japan Railway Co.	1,010	4,703
Mitsubishi Corp.	173,900	4,557
Nippon Telegraph and Telephone Corp.	1,023	4,527
Tokyo Gas Co., Ltd.	898,000	4,258
Fuji Photo Film Co., Ltd.	94,000	4,201
Suzuki Motor Corp.	138,200	3,925
Mitsui Chemicals, Inc.	488,000	3,706
Kirin Brewery Co., Ltd.	246,000	3,680
Takeda Pharmaceutical Co. Ltd.	56,900	3,676
Tokyu Land Corp.	344,000	3,658
Sony Corp.	70,100	3,598
Komatsu Ltd.	119,000	3,449
Secom Co., Ltd.	68,500	3,232
Matsushita Electric Works, Ltd.	251,000	3,209
Itochu Corp.	272,000	3,150
TDK Corp.	32,100	3,107
Aisin Seiki Co., Ltd.	84,400	3,097
FamilyMart Co., Ltd.	114,900	3,028
Mitsubishi UFJ Financial Group	268	2,954
Bridgestone Corp.	135,700	2,909
Sojitz Holdings Corp.	630,600	2,819
Nintendo Co.	7,600	2,773
Mizuho Financial Group, Inc.	398	2,750
Sekisui House Ltd.	200,000	2,666
Seven and I Holdings Co., Ltd.	91,700	2,621
Namco Bandai Holdings Inc.	160,650	2,538
Sumitomo Metal Mining Co.	113,000	2,450
JS Group Corp.	119,000	2,413
Sumitomo Trust&Banking Co., Ltd.	253,000	2,410
Kawasaki Heavy Industries Ltd.	587,000	2,395
Nippon Suisan Kaisha Ltd.	372,000	2,383
Brother Industries Ltd.	162,000	2,379
Sumitomo Electric Industries Ltd.	158,000	2,352
NTT DoCoMo, Inc.	1,475	2,333
Yamato Holdings Co., Ltd.	165,000	2,332
Hitachi Ltd.	319,000	2,257
Seiko Epson Corp.	77,800	2,252
Nippon Oil Corp.	241,000	2,238
Sompo Japan Insurance Inc.	181,000	2,214
Ricoh Co.	95,000	2,198
Ajinomoto Co., Inc.	189,000	2,177
Rengo Co., Ltd.	434,000	2,142
Marui Co., Ltd.	167,200	2,113
Sumitomo Forestry Co.	218,000	2,109
Daiwa Securities Group Inc.	196,000	2,084
Nippon Sanso Corp.	264,000	2,041
Tanabe Seiyaku Co., Ltd.	169,000	2,009
Alfresa Holdings Corp.	28,200	1,969
Dai-Nippon Printing Co., Ltd.	130,000	1,940
* Fukuoka Financial Group, Inc.	278,000	1,838
Nippon Meat Packers, Inc.	148,000	1,790
Astellas Pharma Inc.	37,300	1,622
Onward Kashiyama Co., Ltd.	126,000	1,608
NEC Corp.	308,000	1,586
Shiseido Co., Ltd.	72,000	1,537
Yamatake Corp.	50,000	1,524
Uni-Charm Corp.	26,100	1,480
Bank of Yokohama Ltd.	208,000	1,457
Kinden Corp.	164,000	1,424
Toyo Seikan Kaisha Ltd.	68,000	1,314
Fuji Heavy Industries Ltd.	268,000	1,282
Chiba Bank Ltd.	144,000	1,276
Toppan Forms Co., Ltd.	101,600	1,226
Ryosan Co., Ltd.	48,500	1,197
All Nippon Airways Co., Ltd.	285,000	1,084
Shimizu Corp.	176,000	1,020
Sumitomo Heavy Industries Ltd.	80,000	904
Isetan Co.	49,000	805
Tokyo Ohka Kogyo Co., Ltd.	35,400	794
Matsushita Electric Industrial Co., Ltd.	40,000	793
Ebara Corp.	157,000	720
Nisshinbo Industries, Inc.	48,000	670
Sankyo Co., Ltd.	15,200	640
Ohbayashi Corp.	107,000	583
Daifuku Co., Ltd.	36,000	496
Yamaha Motor Co., Ltd.	17,000	493
Noritake Co., Ltd.	81,000	376
Inabata&Co., Ltd.	49,000	334
Fujitsu Fronttec Ltd.	32,700	286
Promise Co., Ltd.	6,850	211
Rohm Co., Ltd.	1,900	169

		561,425

Malaysia (0.5%)
Bumiputra-Commerce Holdings Bhd.	3,107,619	10,530
Resorts World Bhd.	8,710,000	8,741
Tenaga Nasional Bhd.	1,582,300	5,234
Sime Darby Bhd.	1,446,100	4,028
British American Tobacco Bhd.	165,000	2,151
Kumpulan Guthrie Bhd.	965,000	1,808
Multi-Purpose Holdings Bhd.	1,855,000	1,196
* Malaysian Airline System Bhd.	550,000	941
* Multi-Purpose Holdings Bhd. Warrants Exp. 2/26/09	254,000	117

		34,746

Mexico (0.8%)
America Movil SA de CV	10,865,208	33,631
Telefonos de Mexico SA	4,432,637	8,411
Grupo Mexico SA de CV	1,309,418	7,995
Grupo Financerio Banorte SA de CV	1,024,401	4,701
America Movil SA de CV Series L ADR	46,200	2,861
Telefonos de Mexico SA Class L ADR	32,000	1,212

		58,811

Netherlands (3.4%)
ING Groep NV	2,968,543	130,657
Arcelor Mittal	462,942	28,935
Koninklijke KPN NV	1,382,400	22,935
Heineken NV	389,298	22,821
European Aeronautic Defence and Space Co.	296,120	9,610
* Koninklijke Ahold NV	607,049	7,614
Koninklijke (Royal) Philips Electronics NV	134,171	5,686
Koninklijke Boskalis Westminster NV	118,911	4,720
Wolters Kluwer NV	110,737	3,377
Vedior NV	42,100	1,258

		237,613

New Zealand (0.0%)
Telecom Corp. of New Zealand Ltd.	468,517	1,643
PGG Wrightson Ltd.	58,578	78

		1,721

Norway (0.1%)
^ Statoil ASA	109,200	3,388
DnB NOR ASA	216,900	2,790

		6,178

Philippines (0.7%)
Ayala Corp.	1,727,551	20,371
Globe Telecom, Inc.	419,400	12,292
Philippine Long Distance Telephone Co.	101,200	5,785
ABS-CBN Broadcasting Corp.	6,074,200	4,207
Jollibee Foods Corp.	2,574,900	2,923
Banco De Oro	951,800	1,429
* Benpres Holdings Corp.	11,730,000	1,346
DMCI Holdings, Inc.	5,230,000	1,062

		49,415

Russia (2.5%)
Lukoil Sponsored ADR	1,046,310	79,151
* Mobile TeleSystems ADR	1,089,173	65,971
Wimm-Bill-Dann Foods ADR	88,500	9,205
* OAO Vimpel-Communications Sponsored ADR	83,100	8,755
* Surgutneftegaz OJSC ADR	79,772	4,317
* Sistema JSFC GDR	116,225	3,279
Novolipetsk Steel GDR	81,067	2,368

		173,046

Singapore (0.5%)
Great Eastern Holdings Ltd.	692,000	8,445
* STATS ChipPAC Ltd.	6,925,000	7,898
Neptune Orient Lines Ltd.	1,517,000	5,259
BIL International Ltd.	4,553,000	4,675
Singapore Airlines Ltd.	314,000	3,859
*^GigaMedia Ltd.	278,235	3,751
Singapore Exchange Ltd.	360,000	2,310
United Industrial Corp., Ltd.	377,000	863
Yellow Pages (Singapore) Ltd.	704,000	630

		37,690

South Africa (1.0%)
* Hosken Consolidated Investments Ltd.	1,103,148	12,395
Sun International Ltd.	549,866	11,369
Anglo American PLC	145,345	8,435
RMB Holdings Ltd.	1,550,600	7,155
Sanlan Ltd.	2,096,100	6,653
Nedbank Group Ltd.	271,805	5,060
Standard Bank Group Ltd.	305,600	4,231
FirstRand Ltd.	1,329,636	4,227
Anglo Platinum Ltd.	18,000	2,956
Gold Fields Ltd.	62,340	970
City Lodge Hotels Ltd.	83,078	939
JD Group Ltd.	88,246	885
New Clicks Holdings Ltd.	301,750	617
Tiger Brands Ltd.	14,404	369

		66,261

South Korea (2.4%)
POSCO	96,159	46,164
KT Corp.	669,220	31,313
Hyundai Securities Co.	559,100	13,888
Samsung Electronics Co., Ltd.	15,453	9,447
Samsung Electronics Co., Ltd. Pfd.	18,000	8,412
Woori Finance Holdings Co., Ltd.	316,400	8,004
Kookmin Bank	90,500	7,938
Hyundai Mobis	73,830	7,004
Honam Petrochemical Corp.	66,197	6,605
* Hynix Semiconductor Inc.	156,200	5,620
Industrial Bank of Korea	234,690	4,778
Shinhan Financial Group Ltd.	71,490	4,351
Hyundai Motor Co., Ltd.	77,640	3,714
LG Corp.	62,380	3,219
Korea Telecom Freetel	99,590	3,070
Hyundai Heavy Industries Co., Inc.	6,548	2,440
SK Telecom Co., Ltd.	5,870	1,351
Hyundai Motor Co. Ltd.	5,000	395
Korea Iron&Steel Co., Ltd.	4,000	322
Korea Electric Power Corp.	5,000	221
Kiswire Ltd.	3,000	112

		168,368

Spain (0.8%)
Repsol YPF SA	419,200	16,596
Acciona SA	36,700	9,984
Acerinox SA	249,170	6,078
Banco Popular Espanol SA	293,610	5,464
Banco Santander Central Hispano SA	256,462	4,714
Telefonica SA	157,607	3,507
Iberia (Linea Aerea Espana)	448,913	2,234
Prosegur Cia de Seguridad SA (Registered)	37,100	1,416
Viscofan SA	60,700	1,402
* Sogecable SA	23,466	981

		52,376

Sweden (2.2%)
Volvo AB B Shares	4,915,110	97,725
Electrolux AB Series B	643,300	15,231
Scania AB - B Shares	427,700	10,432
Skandinaviska Enskilda Banken AB A Shares	296,800	9,556
Telefonaktiebolaget LM Ericsson AB Class B	1,324,700	5,284
Svenska Handelsbanken AB A Shares	176,100	4,924
Assa Abloy AB	178,900	3,937
Svenska Cellulosa AB-B	231,180	3,866
Hoganas AB B Shares	53,250	1,584
* SAS AB	50,500	1,161
Modern Times Group AB B Shares	10,500	677

		154,377

Switzerland (0.8%)
Credit Suisse Group (Registered)	316,600	22,476
Cie. Financiere Richemont AG	109,600	6,551
Novartis AG (Registered)	100,840	5,661
Adecco SA (Registered)	60,800	4,704
Roche Holdings AG	25,440	4,508
Geberit AG	23,800	4,055
Zurich Financial Services AG	11,092	3,429
* Logitech International SA	120,130	3,195
Publigroupe SA	3,540	1,223
Swatch Group AG (Bearer)	3,699	1,051
Phonak Holding AG	9,680	868

		57,721

Taiwan (1.9%)
United Microelectronics Corp.	31,068,105	18,578
Taiwan Semiconductor Manufacturing Co., Ltd.	8,445,943	18,088
Powerchip Semiconductor Corp.	22,576,253	13,729
Siliconware Precision Industries Co.	5,671,284	12,104
China Steel Corp.	9,503,000	11,561
Chunghwa Telecom Co., Ltd.	5,464,780	10,396
AU Optronics Corp.	4,431,960	7,571
Compal Electronics Inc.	6,469,588	6,982
Nan Ya Plastic Corp.	2,217,000	4,883
Formosa Chemicals&Fibre Corp.	1,871,000	4,316
Asustek Computer Inc.	1,464,000	4,026
Powertech Technology Inc.	740,000	3,081
* ProMOS Technologies Inc.	5,385,000	2,257
* Inotera Memories, Inc.	1,617,000	2,040
Taiwan Cellular Corp.	1,407,000	1,722
Universal Scientific Industrial Co., Ltd.	1,823,000	1,548
* Winbond Electronics Corp.	4,017,000	1,514
Mosel Vitelic Inc.	1,109,000	1,459
* Advanced Semiconductor Engineering Inc.	890,000	1,211
* Ruentex Development Co., Ltd.	642,000	574
Mitac International Corp.	445,000	564
U-Ming Marine Transport Corp.	249,000	486
Vanguard International Semiconductor Corp.	261,585	261
MediaTek Inc.	16,000	249

		129,200

Thailand (0.5%)
PTT Public Co., Ltd. (Foreign)	1,135,200	8,878
Siam Cement Public Co. Ltd. Non-Voting Depositary Receipt	986,200	7,427
Advanced Info Service Public Co. Ltd. (Foreign)	2,826,000	7,078
Siam Cement Public Co. Ltd. (Foreign)	664,300	5,158
Kasikornbank Public Co. Ltd. (Foreign)	1,701,900	3,763
MBK Development Public Co. Ltd. (Foreign)	813,400	1,260
Thanachart Capital Public Co. Ltd. (Foreign)	1,855,000	779
GMM Grammy Public Co. Ltd. Non-Voting Depositary Receipt	2,917,000	676
Post Publishing Public Co. Ltd. (Foreign)	1,300,000	249
GMM Grammy Public Co. Ltd. (Foreign)	642,000	149
Matichon PLC (Foreign)	625,000	147

		35,564

Turkey (1.3%)
Eregli Demir ve Celik Fabrikalari A.S.	3,356,030	20,298
Turkiye Garanti Bankasi A.S.	3,596,722	19,895
Tupras-Turkiye Petrol Rafinerileri A.S.	666,109	15,839
* Dogan Sirketler Grubu Holding A.S.	3,348,725	6,666
* Petkim Petrokimya Holding A.S.	729,730	4,944
* Yapi ve Kredi Bankasi A.S.	2,020,826	4,465
Turkcell Iletisim Hizmetleri A.S.	660,258	4,378
Tofas Turk Otomobil Fabrikasi A.S.	661,482	3,166
* Turk Hava Yollari Anonim Ortakligi	214,195	1,564
Akbank T.A.S.	273,845	1,512
Turkiye Vakiflar Bankasi TAO	491,188	1,253
* Vestel Elektronik Sanayi ve Ticaret A.S.	489,269	1,161
Anadolu Efes Biracilik ve Malt Sanayii A.S.	16,156	639
* Is Gayrimenkul Yatirim Ortakligi A.S.	377,878	606

		86,386

United Kingdom (8.9%)
Royal Dutch Shell PLC Class A (Amsterdam Shares)	2,617,640	106,533
BT Group PLC	11,538,662	76,796
AstraZeneca Group PLC	1,192,570	63,911
Vodafone Group PLC	8,702,837	29,162
HBOS PLC	1,267,251	24,926
Royal Bank of Scotland Group PLC	1,774,201	22,450
Barclays PLC	1,534,100	21,344
Xstrata PLC	287,490	17,115
Antofagasta PLC	1,166,421	14,296
Kazakhmys PLC	554,652	13,964
Aviva PLC	920,300	13,662
BP PLC	1,089,600	13,110
* British Airways PLC	1,338,058	11,191
Home Retail Group	1,183,400	10,851
Rio Tinto PLC	131,600	10,068
Hanson Building Materials PLC	397,650	8,579
Capita Group PLC	525,800	7,633
Cable and Wireless PLC	1,918,800	7,453
Reckitt Benckiser PLC	131,890	7,220
BAE Systems PLC	865,690	6,986
British Energy Group PLC	586,000	6,322
Diageo PLC	292,528	6,080
Royal Dutch Shell PLC Class B	141,322	5,891
Tesco PLC	699,500	5,853
Reed Elsevier PLC	440,100	5,688
GlaxoSmithKline PLC	213,200	5,554
* Thomas Cook Group Plc	835,166	5,434
Arriva PLC	394,733	5,421
ICAP PLC	544,600	5,368
Next PLC	130,621	5,244
Intertek Testing Services PLC	252,100	4,947
The Sage Group PLC	1,029,900	4,825
* Invensys PLC	622,440	4,741
Greene King PLC	242,200	4,704
Informa PLC	413,400	4,607
Provident Financial PLC	295,856	4,141
Compass Group PLC	548,835	3,790
Enterprise Inns PLC	267,520	3,686
Carnival PLC	76,414	3,652
Amvescap PLC	282,960	3,646
WPP Group PLC	235,300	3,519
Enodis PLC	859,500	3,390
Rexam PLC	313,600	3,123
Stagecoach Group PLC	806,607	2,937
ITV PLC	1,199,435	2,737
First Choice Holidays PLC	427,400	2,715
Smiths Group PLC	95,607	2,267
Hays PLC	650,560	2,222
Bunzl PLC	128,533	1,779
Ladbrokes PLC	186,223	1,610
Amec PLC	108,180	1,268
Rolls-Royce Group PLC	109,850	1,183
Royal&Sun Alliance Insurance Group PLC	343,000	998
Devro PLC	365,700	820
Northgate PLC	36,390	746
Daily Mail and General Trust PLC	43,060	658
Homeserve PLC	12,400	445
HMV Group PLC	70,000	167
Kier Group PLC	3,500	144
* Sportingbet PLC	75,800	88

		619,660

United States (35.2%)
Consumer Discretionary (5.4%)
* Cablevision Systems NY Group Class A	1,226,600	44,391
* DIRECTV Group, Inc.	1,835,600	42,421
Darden Restaurants Inc.	520,144	22,881
CBS Corp.	661,900	22,055
Clear Channel Communications, Inc.	499,900	18,906
* Liberty Global, Inc. Class A	444,660	18,249
* Liberty Global, Inc. Series C	411,560	16,174
Macy's Inc.	388,600	15,459
Time Warner, Inc.	723,900	15,231
VF Corp.	138,400	12,675
American Greetings Corp. Class A	431,800	12,233
* Marvel Entertainment, Inc.	427,410	10,890
Sotheby's	231,795	10,667
* NVR, Inc.	15,600	10,604
* Priceline.com, Inc.	139,600	9,596
*^Blue Nile Inc.	137,500	8,305
* Jack in the Box Inc.	112,528	7,983
McDonald's Corp.	149,000	7,563
* Amazon.com, Inc.	108,600	7,429
Hasbro, Inc.	218,614	6,867
* Discovery Holding Co. Class A	284,850	6,549
* PRIMEDIA Inc.	2,072,800	5,907
* Comcast Corp. Special Class A	188,100	5,259
* Liberty Media Corp.-Capital Series A	44,225	5,204
* Liberty Media Corp.-Interactive Series A	221,126	4,938
*^Fleetwood Enterprises, Inc.	530,300	4,799
Black&Decker Corp.	46,000	4,062
Dillard's Inc.	92,314	3,317
* Blockbuster Inc. Class B	770,100	3,011
CBS Corp. Class A	86,000	2,866
* Hanesbrands Inc.	97,600	2,638
* 99 Cents Only Stores	170,100	2,230
Sun-Times Media Group, Inc.	321,800	1,689
Tempur-Pedic International Inc.	57,300	1,484
The Pep Boys (Manny, Moe&Jack)	39,700	800
* Live Nation, Inc.	21,512	481
Service Corp. International	9,133	117
Consumer Staples (3.6%)
The Kroger Co.	2,387,000	67,146
Carolina Group	671,043	51,851
Costco Wholesale Corp.	581,500	34,029
Altria Group, Inc.	459,600	32,236
Kraft Foods Inc.	602,957	21,254
Safeway, Inc.	447,500	15,228
Sara Lee Corp.	345,100	6,005
* Winn-Dixie Stores, Inc.	183,700	5,382
* NBTY, Inc.	102,400	4,424
Corn Products International, Inc.	65,600	2,982
The Clorox Co.	43,900	2,726
Alberto-Culver Co.	107,600	2,552
^ Imperial Sugar Co.	76,700	2,362
*^USANA Health Sciences, Inc.	50,600	2,264
Energy (4.7%)
Marathon Oil Corp.	1,243,700	74,572
Tesoro Petroleum Corp.	943,200	53,904
Valero Energy Corp.	725,500	53,585
ExxonMobil Corp.	510,500	42,821
Tidewater Inc.	536,700	38,041
Chevron Corp.	270,400	22,778
ConocoPhillips Co.	202,500	15,896
Frontier Oil Corp.	255,800	11,196
Western Refining, Inc.	110,900	6,410
Baker Hughes, Inc.	63,200	5,317
Alon USA Energy, Inc.	39,500	1,738
Financials (8.4%)
MetLife, Inc.	903,600	58,264
The Chubb Corp.	884,100	47,865
JPMorgan Chase&Co.	917,800	44,467
Morgan Stanley	501,300	42,049
The Hartford Financial Services Group Inc.	344,470	33,934
The Travelers Cos., Inc.	588,800	31,501
Citigroup, Inc.	478,200	24,527
XL Capital Ltd. Class A	282,182	23,785
Freddie Mac	316,300	19,199
* Berkshire Hathaway Inc. Class B	5,063	18,252
Fannie Mae	272,300	17,789
Merrill Lynch&Co., Inc.	211,400	17,669
W.R. Berkley Corp.	541,400	17,617
Bank of America Corp.	311,500	15,229
Countrywide Financial Corp.	400,595	14,562
Assurant, Inc.	244,400	14,400
Moody's Corp.	210,400	13,087
ACE Ltd.	195,450	12,220
Axis Capital Holdings Ltd.	279,077	11,344
* Arch Capital Group Ltd.	137,303	9,960
MBIA, Inc.	158,800	9,881
Genworth Financial Inc.	269,900	9,285
Lehman Brothers Holdings, Inc.	123,700	9,218
The Goldman Sachs Group, Inc.	39,400	8,540
American Express Co.	132,497	8,106
PartnerRe Ltd.	93,413	7,240
Mercury General Corp.	114,000	6,283
American International Group, Inc.	84,900	5,946
*^First Federal Financial Corp.	101,200	5,741
RenaissanceRe Holdings Ltd.	90,956	5,638
National City Corp.	162,600	5,418
Lazard Ltd. Class A	99,500	4,480
MGIC Investment Corp.	57,900	3,292
Fidelity National Financial, Inc. Class A	134,600	3,190
The PMI Group Inc.	58,500	2,613
Ameriprise Financial, Inc.	21,459	1,364
Endurance Specialty Holdings Ltd.	30,273	1,212
American Financial Group, Inc.	32,550	1,112
Health Care (2.5%)
AmerisourceBergen Corp.	1,076,271	53,243
* King Pharmaceuticals, Inc.	2,036,070	41,658
Pfizer Inc.	664,300	16,986
UnitedHealth Group Inc.	276,900	14,161
McKesson Corp.	153,900	9,179
Merck&Co., Inc.	164,300	8,182
Schering-Plough Corp.	262,600	7,994
Bristol-Myers Squibb Co.	206,900	6,530
* WellPoint Inc.	77,800	6,211
* WellCare Health Plans Inc.	46,300	4,191
Alpharma, Inc. Class A	76,400	1,987
* OSI Pharmaceuticals, Inc.	49,200	1,782
Industrials (4.2%)
Cummins Inc.	529,400	53,581
* Terex Corp.	536,939	43,653
General Electric Co.	838,400	32,094
* AMR Corp.	541,500	14,269
Pitney Bowes, Inc.	303,500	14,210
* Kansas City Southern	368,700	13,841
Ingersoll-Rand Co.	240,900	13,206
* Superior Essex Inc.	329,100	12,292
Parker Hannifin Corp.	123,400	12,082
* Continental Airlines, Inc. Class B	318,600	10,791
Viad Corp.	252,500	10,648
Watson Wyatt&Co. Holdings	187,700	9,475
* US Airways Group Inc.	297,900	9,017
Eaton Corp.	72,600	6,752
SPX Corp.	67,800	5,954
Northrop Grumman Corp.	65,300	5,085
Raytheon Co.	92,400	4,979
* Northwest Airlines Corp.	200,100	4,442
Robbins&Myers, Inc.	54,400	2,890
The Manitowoc Co., Inc.	30,953	2,488
PACCAR, Inc.	24,150	2,102
^ AMREP Corp.	33,800	1,607
Freightcar America Inc.	24,400	1,167
* Saia, Inc.	35,700	973
* Learning Tree International, Inc.	20,900	274
*^Northwest Airlines Corp. Class A	270,500	-
Information Technology (2.9%)
International Business Machines Corp.	726,700	76,485
Microsoft Corp.	745,700	21,976
* Lexmark International, Inc.	336,691	16,602
Hewlett-Packard Co.	361,600	16,135
* Xerox Corp.	832,900	15,392
* Gartner, Inc. Class A	536,500	13,193
* Sun Microsystems, Inc.	2,398,100	12,614
* LSI Corp.	1,135,231	8,526
* Dell Inc.	245,700	7,015
MasterCard, Inc. Class A	42,000	6,967
* DST Systems, Inc.	77,300	6,123
* Forrester Research, Inc.	37,000	1,041
* Interdigital Communications Corp.	28,600	920
Materials (2.7%)
Freeport-McMoRan Copper&Gold, Inc. Class B	998,800	82,721
Nucor Corp.	460,700	27,020
Chaparral Steel Co.	271,000	19,477
Dow Chemical Co.	359,400	15,893
Cleveland-Cliffs Inc.	151,800	11,790
Scotts Miracle-Gro Co.	250,900	10,774
Lyondell Chemical Co.	216,900	8,051
Steel Dynamics, Inc.	188,000	7,879
Telecommunication Services (0.7%)
Sprint Nextel Corp.	869,600	18,009
* NII Holdings Inc.	98,000	7,913
* Qwest Communications International Inc.	690,085	6,694
* Cincinnati Bell Inc.	994,400	5,748
Embarq Corp.	83,187	5,272
* Level 3 Communications, Inc.	868,200	5,079
Utilities(0.1%)
FirstEnergy Corp.	115,949	7,505
OGE Energy Corp.	47,200	1,730

		2,443,428

Total Common Stocks
(Cost $5,312,283)		6,724,204

Temporary Cash Investments (4.0%)

Money Market Fund (3.9%)
1 Vanguard Market Liquidity Fund, 5.281%	272,037,245	272,037
	Face
	Amount
	($000)

U.S. Agency Obligation (0.1%)
2 Federal Home Loan Mortgage Corp.
3 5.197%, 7/9/07	5,000	4,995

Total Temporary Cash Investments
(Cost $277,032)	277,032

Total Investments (100.9%)
(Cost $5,589,315)		7,001,236

Other Assets and Liabilities—Net (-0.9%)		(61,450)

Net Assets (100%)		6,939,786

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $4,995,000 and cash of $481,000, have been segregated as initial margin for open futures contracts.
ADR	- American Depositary Receipt.
GDR	- Global Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2007, the cost of investment securities for tax purposes was $5,595,470,000. Net unrealized appreciation of investment securities for tax purposes was $1,405,766,000, consisting of unrealized gains of $1,478,812,000 on securities that had risen in value since their purchase and $73,046,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.4% and 2.5%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At June 30, 2007, the aggregate settlement value of open futures contracts expiring through September 2007 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	94	35,612	(481)
FTSE 100 Index	233	31,031	81
Dow Jones EURO STOXX 50 Index	242	14,757	115
Topix Index	79	11,355	(27)
S&P ASX 200 Index	54	7,189	(68)
MSCI Taiwan Index	90	3,122	(13)

Unrealized appreciation (depreciation) on open S&P 500 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At June 30, 2007, the fund had open forward currency contracts to receive and deliver currencies as follows:

	Contract Amount (000)
Contract Settlement Date		Receive		Deliver	Unrealized Appreciation (Depreciation) ($000)

9/18/2007	USD	18,627	CHF	22,692	67
9/26/2007	EUR	10,815	USD	14,649	204
9/19/2007	JPY	1,405,547	USD	11,503	(263)
9/26/2007	GBP	5,652	USD	11,325	206
9/26/2007	AUD	8,555	USD	7,240	29

AUD-Australian dollar.
CHF-Swiss Franc.
EUR-Euro.
GBP-British pound.
JPY-Japanese yen.
USD-U.S. dollars.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Vanguard Strategic Small-Cap Equity Fund
Schedule of Investments
June 30, 2007

	Shares	Market Value ($000)

Common Stocks (99.7%)

Consumer Discretionary (14.8%)
Phillips-Van Heusen Corp.	19,400	1,175
Service Corp. International	91,890	1,174
Men's Wearhouse, Inc.	21,255	1,085
Meredith Corp.	15,700	967
Saks Inc.	44,461	949
* Jack in the Box Inc.	13,200	936
* Gemstar-TV Guide International, Inc.	189,700	933
Burger King Holdings Inc.	34,396	906
* TRW Automotive Holdings Corp.	23,710	873
* AnnTaylor Stores Corp.	24,345	862
Dillard's Inc.	23,033	828
Tempur-Pedic International Inc.	31,300	811
Steven Madden, Ltd.	24,395	799
* Jos. A. Bank Clothiers, Inc.	19,200	796
* Payless ShoeSource, Inc.	25,003	789
Speedway Motorsports, Inc.	19,700	788
Bob Evans Farms, Inc.	21,087	777
Sotheby's	16,811	774
Movado Group, Inc.	22,703	766
Harte-Hanks, Inc.	29,446	756
Interactive Data Corp.	27,800	744
Dover Downs Gaming&Entertainment, Inc.	48,928	734
Sealy Corp.	44,400	733
Asbury Automotive Group, Inc.	29,357	732
Jackson Hewitt Tax Service Inc.	25,552	718
K-Swiss, Inc.	24,905	706
CSS Industries, Inc.	17,700	701
Thor Industries, Inc.	15,400	695
Ruby Tuesday, Inc.	25,798	679
American Greetings Corp. Class A	23,700	671
* The Dress Barn, Inc.	32,592	669
Ethan Allen Interiors, Inc.	19,428	665
*^ DSW Inc. Class A	18,700	651
* Papa John's International, Inc.	22,415	645
Stewart Enterprises, Inc. Class A	81,920	638
* Charming Shoppes, Inc.	57,250	620
World Wrestling Entertainment, Inc.	38,400	614
* Aeropostale, Inc.	14,300	596
Brown Shoe Co., Inc.	23,655	575
Regal Entertainment Group Class A	25,800	566
International Speedway Corp.	10,300	543
* Charlotte Russe Holding Inc.	20,100	540
* Texas Roadhouse, Inc.	42,000	537
Group 1 Automotive, Inc.	13,189	532
Blyth, Inc.	18,900	502
* WMS Industries, Inc.	17,250	498
* Lear Corp.	13,300	474
Domino's Pizza, Inc.	23,812	435
* Skechers U.S.A., Inc.	14,318	418
IHOP Corp.	7,589	413
Oxford Industries, Inc.	9,200	408
Kimball International, Inc. Class B	28,600	401
Kellwood Co.	14,100	396
* Big Lots Inc.	12,600	371
*^ Chipotle Mexican Grill, Inc.	4,000	341
* Bluegreen Corp.	28,500	333
Catalina Marketing Corp.	10,400	328
* The Gymboree Corp.	8,100	319
* Visteon Corp.	37,800	306
OfficeMax, Inc.	7,200	283
Hearst-Argyle Television Inc.	11,400	275
Sonic Automotive, Inc.	9,200	267
Courier Corp.	5,200	208
John Wiley&Sons Class A	4,100	198
RCN Corp.	10,100	190
United Auto Group, Inc.	7,700	164
* Harris Interactive Inc.	30,232	162
Salem Communications Corp.	13,700	152
* Denny's Corp.	28,700	128
ArvinMeritor, Inc.	5,500	122
The Buckle, Inc.	2,748	108
* DreamWorks Animation SKG, Inc.	3,700	107
* Cox Radio, Inc.	5,106	73
CBRL Group, Inc.	1,224	52
Stage Stores, Inc.	2,300	48
* Jo-Ann Stores, Inc.	500	14

		41,742

Consumer Staples (3.4%)
Corn Products International, Inc.	27,605	1,255
Del Monte Foods Co.	81,761	994
* NBTY, Inc.	20,500	886
Universal Corp. (VA)	13,600	829
Nash-Finch Co.	16,300	807
Ruddick Corp.	24,881	749
*^ The Great Atlantic&Pacific Tea Co., Inc.	21,600	724
* American Oriental Bioengineering, Inc.	64,500	574
* Prestige Brands Holdings Inc.	43,600	566
Lancaster Colony Corp.	12,744	534
* Winn-Dixie Stores, Inc.	12,856	377
* Hansen Natural Corp.	7,500	322
Flowers Foods, Inc.	8,200	274
Longs Drug Stores, Inc.	5,000	263
Vector Group Ltd.	11,343	256
Herbalife Ltd.	4,500	178
Nu Skin Enterprises, Inc.	1,200	20

		9,608

Energy (7.5%)
Frontier Oil Corp.	30,744	1,346
Tidewater Inc.	17,765	1,259
Helmerich&Payne, Inc.	35,428	1,255
* Superior Energy Services, Inc.	29,953	1,196
Holly Corp.	15,636	1,160
* Global Industries Ltd.	40,700	1,092
* W-H Energy Services, Inc.	15,848	981
St. Mary Land&Exploration Co.	26,686	977
* Unit Corp.	15,190	956
* Grey Wolf, Inc.	109,700	904
* USEC Inc.	39,700	873
* Hercules Offshore, Inc.	26,000	842
* Trico Marine Services, Inc.	19,700	805
* SEACOR Holdings Inc.	8,371	782
* Parker Drilling Co.	72,600	765
* Complete Production Services, Inc.	28,400	734
* Pioneer Drilling Co.	49,200	734
* TETRA Technologies, Inc.	24,800	699
* Basic Energy Services Inc.	25,700	657
* Rosetta Resources, Inc.	30,200	651
* Swift Energy Co.	14,129	604
* Atwood Oceanics, Inc.	6,259	429
* Core Laboratories N.V.	3,900	397
* Todco Class A	7,372	348
* Oil States International, Inc.	6,200	256
General Maritime Corp.	9,400	252
* Hanover Compressor Co.	8,900	212
W&T Offshore, Inc.	3,052	85

		21,251

Financials (18.8%)
Bank of Hawaii Corp.	20,200	1,043
Aspen Insurance Holdings Ltd.	36,600	1,027
Raymond James Financial, Inc.	32,900	1,017
Platinum Underwriters Holdings, Ltd.	29,000	1,008
FirstMerit Corp.	44,200	925
Commerce Group, Inc.	26,200	910
* Philadelphia Consolidated Holding Corp.	21,477	898
Odyssey Re Holdings Corp.	20,500	879
Webster Financial Corp.	19,908	849
Susquehanna Bancshares, Inc.	36,500	817
Downey Financial Corp.	11,936	788
* First Federal Financial Corp.	13,828	784
Cash America International Inc.	19,413	770
Advanta Corp. Class B	24,150	752
The Hanover Insurance Group Inc.	15,400	751
City Holding Co.	19,362	742
United Bankshares, Inc.	23,300	741
American Financial Group, Inc.	21,500	734
First BanCorp Puerto Rico	66,500	731
Trustmark Corp.	28,022	725
Zenith National Insurance Corp.	15,291	720
BRE Properties Inc. Class A REIT	12,140	720
PFF Bancorp, Inc.	25,457	711
IPC Holdings Ltd.	22,000	710
Annaly Mortgage Management Inc. REIT	48,800	704
* EZCORP, Inc.	52,939	701
Mack-Cali Realty Corp. REIT	15,920	692
Essex Property Trust, Inc. REIT	5,860	681
Banner Corp.	19,900	678
Endurance Specialty Holdings Ltd.	16,800	673
The Phoenix Cos., Inc.	44,700	671
Taubman Co. REIT	13,110	650
^ Corus Bankshares Inc.	36,956	638
Park National Corp.	7,300	619
Reinsurance Group of America, Inc.	10,080	607
Nationwide Health Properties, Inc. REIT	22,300	607
Community Trust Bancorp Inc.	18,316	592
BancorpSouth, Inc.	24,088	589
BancFirst Corp.	13,726	588
* Piper Jaffray Cos., Inc.	10,286	573
HRPT Properties Trust REIT	54,200	564
CBL&Associates Properties, Inc. REIT	15,610	563
Home Properties, Inc. REIT	10,700	556
Highwood Properties, Inc. REIT	14,810	555
* Primus Guaranty, Ltd.	50,992	547
Digital Realty Trust, Inc. REIT	13,810	520
Jones Lang LaSalle Inc.	4,570	519
City Bank Lynnwood (WA)	16,400	517
WSFS Financial Corp.	7,750	507
Maguire Properties, Inc. REIT	14,680	504
Pennsylvania REIT	11,270	500
Mid-America Apartment Communities, Inc. REIT	9,370	492
BankUnited Financial Corp.	23,000	462
Equity Lifestyle Properties, Inc. REIT	8,800	459
First Community Bancshares, Inc.	14,720	459
Harleysville Group, Inc.	13,598	454
Old Second Bancorp, Inc.	15,200	443
Peoples Bancorp, Inc.	16,212	439
Cousins Properties, Inc. REIT	15,100	438
Colonial Properties Trust REIT	11,970	436
Entertainment Properties Trust REIT	8,100	436
Rayonier Inc. REIT	9,620	434
Tanger Factory Outlet Centers, Inc. REIT	11,300	423
Healthcare Realty Trust Inc. REIT	15,200	422
The First Marblehead Corp.	10,750	415
* Affordable Residential Communities	33,100	391
Great Southern Bancorp, Inc.	14,000	379
Thornburg Mortgage, Inc. REIT	14,170	371
American Campus Communities, Inc. REIT	12,900	365
Cedar Shopping Centers, Inc. REIT	25,100	360
Sterling Financial Corp.	12,336	357
Sky Financial Group, Inc.	12,103	337
Camden Property Trust REIT	4,900	328
Sun Communities, Inc. REIT	10,700	319
Kite Realty Group Trust REIT	16,700	318
Saul Centers, Inc. REIT	7,000	317
Health Care Inc. REIT	7,800	315
Federal Realty Investment Trust REIT	3,970	307
SL Green Realty Corp. REIT	2,471	306
Anchor Bancorp Wisconsin Inc.	11,357	297
Corporate Office Properties Trust, Inc. REIT	7,220	296
BioMed Realty Trust, Inc. REIT	11,700	294
Old National Bancorp	16,740	278
* ACA Capital Holdings Inc.	22,700	270
East West Bancorp, Inc.	6,800	264
Brandywine Realty Trust REIT	9,070	259
Senior Housing Properties Trust REIT	12,200	248
Whitney Holdings Corp.	8,035	242
* Knight Capital Group, Inc. Class A	13,600	226
Crescent Real Estate, Inc. REIT	9,960	224
U-Store-It Trust REIT	13,400	220
Sunstone Hotel Investors, Inc. REIT	7,600	216
Gamco Investors Inc. Class A	3,500	196
Bank Mutual Corp.	15,600	180
LaSalle Hotel Properties REIT	4,100	178
Advance America, Cash Advance Centers, Inc.	9,852	175
Potlatch Corp. REIT	4,000	172
Strategic Hotels and Resorts, Inc. REIT	7,600	171
First Republic Bank	3,145	169
MCG Capital Corp.	9,500	152
American Financial Realty Trust REIT	13,400	138
FelCor Lodging Trust, Inc. REIT	5,010	130
U.S.B. Holding Co., Inc.	6,186	118
Equity One, Inc. REIT	4,400	112
Redwood Trust, Inc. REIT	2,000	97
Equity Inns, Inc. REIT	4,200	94
Friedman, Billings, Ramsey Group, Inc. REIT	16,600	91
^ American Home Mortgage Investment Corp. REIT	4,900	90
Franklin Street Properties Corp. REIT	5,270	87
First Industrial Realty Trust REIT	1,800	70
United Community Banks, Inc.	2,600	67
Innkeepers USA Trust REIT	3,700	66
Glimcher Realty Trust REIT	1,700	42
Post Properties, Inc. REIT	760	40
Alexandria Real Estate Equities, Inc. REIT	400	39
* Accredited Home Lenders Holding Co.	2,707	37
Spirit Finance Corp. REIT	1,800	26
Newcastle Investment Corp. REIT	1,000	25
Lexington Realty Trust REIT	1,000	21
GMH Communities Trust REIT	2,080	20
Inland Real Estate Corp. REIT	1,100	19

		53,005

Health Care (10.3%)
Universal Health Services Class B	18,500	1,138
* WellCare Health Plans Inc.	12,300	1,113
* Pediatrix Medical Group, Inc.	19,140	1,056
STERIS Corp.	32,700	1,001
* Illumina, Inc.	23,600	958
* Align Technology, Inc.	38,800	937
* VCA Antech, Inc.	23,790	897
West Pharmaceutical Services, Inc.	18,890	891
* Magellan Health Services, Inc.	18,994	883
* Myriad Genetics, Inc.	22,400	833
* Matria Healthcare, Inc.	26,900	815
* Onyx Pharmaceuticals, Inc.	30,200	812
Medicis Pharmaceutical Corp.	25,900	791
Mentor Corp.	18,800	765
* Medarex, Inc.	52,400	749
* Sciele Pharma, Inc.	31,684	746
* ViroPharma Inc.	53,898	744
* K-V Pharmaceutical Co. Class A	27,143	739
* Alliance Imaging, Inc.	75,000	704
*^ Nighthawk Radiology Holdings, Inc.	38,800	700
* Psychiatric Solutions, Inc.	19,100	693
* PAREXEL International Corp.	16,132	678
* MedCath Corp.	21,252	676
* Savient Pharmaceuticals Inc.	53,300	662
Vital Signs, Inc.	11,846	658
Ligand Pharmaceuticals Inc. Class B	91,400	629
* BioMarin Pharmaceutical Inc.	34,546	620
Datascope Corp.	15,731	602
* Haemonetics Corp.	10,895	573
* CONMED Corp.	18,700	548
* AMERIGROUP Corp.	20,700	493
* Alkermes, Inc.	32,251	471
* Molina Healthcare Inc.	15,006	458
* IDEXX Laboratories Corp.	4,415	418
*^ Radiation Therapy Services, Inc.	15,183	400
* Palomar Medical Technologies, Inc.	9,912	344
* Zoll Medical Corp.	14,494	323
* The Medicines Co.	18,000	317
* Applera Corp.-Celera Genomics Group	25,000	310
* Tanox, Inc.	15,600	303
* AMN Healthcare Services, Inc.	10,139	223
* Digene Corp.	3,202	192
* Xenoport Inc.	3,900	173
* PSS World Medical, Inc.	8,500	155
* Genesis Healthcare Corp.	2,122	145
* Noven Pharmaceuticals, Inc.	4,500	106
* Hologic, Inc.	1,800	100
* Bio-Rad Laboratories, Inc. Class A	1,306	99
*^ Verenium Corp.	17,100	87
* Bruker BioSciences Corp.	8,400	76
* ICU Medical, Inc.	1,600	69
* Varian, Inc.	1,100	60
* Kindred Healthcare, Inc.	1,700	52
Alpharma, Inc. Class A	1,612	42

		29,027

Industrials (16.8%)
The Manitowoc Co., Inc.	17,800	1,431
Harsco Corp.	23,978	1,247
* Continental Airlines, Inc. Class B	34,512	1,169
Ryder System, Inc.	21,709	1,168
Trinity Industries, Inc.	26,560	1,156
Teleflex Inc.	14,031	1,147
Kennametal, Inc.	13,867	1,137
* EMCOR Group, Inc.	15,300	1,115
Acuity Brands, Inc.	17,842	1,075
* GrafTech International Ltd.	63,300	1,066
* Gardner Denver Inc.	25,000	1,064
* Ceradyne, Inc.	14,200	1,050
Crane Co.	23,100	1,050
IKON Office Solutions, Inc.	66,828	1,043
Belden CDT Inc.	18,600	1,029
* United Rentals, Inc.	30,882	1,005
* United Stationers, Inc.	14,141	942
* Genlyte Group, Inc.	11,861	932
Herman Miller, Inc.	29,454	931
Lincoln Electric Holdings, Inc.	12,365	918
* Alliant Techsystems, Inc.	9,200	912
* TransDigm Group, Inc.	22,400	906
The Toro Co.	15,009	884
Lennox International Inc.	25,248	864
Steelcase Inc.	45,574	843
* Labor Ready, Inc.	36,407	841
Carlisle Co., Inc.	18,076	841
Triumph Group, Inc.	12,667	829
* Old Dominion Freight Line, Inc.	26,900	811
* Foster Wheeler Ltd.	7,500	802
* Thomas&Betts Corp.	13,620	790
* Kansas City Southern	20,800	781
Eagle Bulk Shipping Inc.	34,793	780
* Corrections Corp. of America	12,000	757
* American Commercial Lines Inc.	28,800	750
Deluxe Corp.	18,000	731
Mueller Industries Inc.	21,000	723
A.O. Smith Corp.	17,800	710
* Spherion Corp.	75,240	707
* Republic Airways Holdings Inc.	34,300	698
* Consolidated Graphics, Inc.	10,053	696
Regal-Beloit Corp.	13,984	651
* NCI Building Systems, Inc.	12,400	612
* CBIZ Inc.	83,200	611
Kelly Services, Inc. Class A	21,657	595
* General Cable Corp.	6,500	492
Pacer International, Inc.	19,200	452
*^ Amerco, Inc.	5,356	404
* Builders FirstSource, Inc.	25,069	403
Con-way, Inc.	7,679	386
Apogee Enterprises, Inc.	13,142	366
* ExpressJet Holdings, Inc.	60,900	364
American Woodmark Corp.	10,010	346
Watson Wyatt&Co. Holdings	6,300	318
The Brink's Co.	4,800	297
* Teletech Holdings Inc.	9,100	296
Cascade Corp.	3,500	275
* Goodman Global, Inc.	11,900	264
* Waste Connections, Inc.	8,400	254
* Accuride Corp.	16,157	249
American Railcar Industries, Inc.	6,300	246
* Atlas Air Worldwide Holdings, Inc.	3,900	230
Tredegar Corp.	10,100	215
* PHH Corp.	5,800	181
Bluelinx Holdings Inc.	15,000	157
* AGCO Corp.	3,100	135
* Dollar Thrifty Automotive Group, Inc.	2,598	106
Ennis, Inc.	3,200	75

		47,311

Information Technology (17.0%)
* CommScope, Inc.	20,600	1,202
* ON Semiconductor Corp.	106,924	1,146
* Mettler-Toledo International Inc.	11,666	1,114
* j2 Global Communications, Inc.	29,700	1,037
* Amkor Technology, Inc.	65,765	1,036
* Convergys Corp.	42,340	1,026
* Brocade Communications Systems, Inc.	130,600	1,021
* Sybase, Inc.	42,315	1,011
* Vishay Intertechnology, Inc.	62,900	995
* Dolby Laboratories Inc.	27,880	987
* TIBCO Software Inc.	108,300	980
* Arris Group Inc.	55,610	978
* Anixter International Inc.	12,800	963
* Emulex Corp.	44,070	962
* Plexus Corp.	40,965	942
* ADC Telecommunications, Inc.	50,500	926
* Fairchild Semiconductor International, Inc.	46,500	898
Technitrol, Inc.	30,690	880
* Atmel Corp.	157,700	877
* Zoran Corp.	43,616	874
* RF Micro Devices, Inc.	135,000	842
United Online, Inc.	50,800	838
* Digital River, Inc.	18,400	833
* Coherent, Inc.	27,258	832
* Covansys Corp.	24,471	830
* Informatica Corp.	56,092	828
* SAVVIS, Inc.	16,700	827
* SAIC, Inc.	45,500	822
* Checkpoint Systems, Inc.	32,500	821
* Vignette Corp.	42,300	810
* PDF Solutions, Inc.	67,000	793
* Advanced Energy Industries, Inc.	34,046	771
* Interwoven Inc.	53,528	752
* Silicon Image, Inc.	84,200	722
* Avnet, Inc.	17,999	713
MoneyGram International, Inc.	23,976	670
* CSG Systems International, Inc.	25,084	665
* MPS Group, Inc.	49,250	658
* TTM Technologies, Inc.	50,600	658
* MICROS Systems, Inc.	11,774	641
* Exlservice Holdings Inc.	33,900	635
* Smart Modular Technologies Inc.	45,927	632
Syntel, Inc.	19,352	588
* Mentor Graphics Corp.	43,707	576
Agilysys, Inc.	24,905	560
* Sykes Enterprises, Inc.	29,300	556
* BearingPoint, Inc.	75,809	554
* Komag, Inc.	17,200	549
* RealNetworks, Inc.	66,147	540
* SPSS, Inc.	11,760	519
* ANADIGICS, Inc.	37,500	517
* Synopsys, Inc.	17,700	468
* ScanSource, Inc.	13,300	425
* Newport Corp.	27,200	421
Gevity HR, Inc.	20,214	391
* ManTech International Corp.	12,525	386
* Asyst Technologies, Inc.	52,100	377
* Silicon Storage Technology, Inc.	92,700	346
* Credence Systems Corp.	95,100	342
* Omniture, Inc.	14,800	339
* Veeco Instruments, Inc.	15,400	319
* Unisys Corp.	27,200	249
* Tech Data Corp.	5,800	223
Acxiom Corp.	8,003	212
* Rogers Corp.	5,600	207
CTS Corp.	14,900	189
* Riverbed Technology, Inc.	4,300	188
* LoopNet, Inc.	6,800	159
* Avocent Corp.	5,303	154
* Trident Microsystems, Inc.	8,112	149
* THQ Inc.	4,000	122
* Tyler Technologies, Inc.	8,100	101
Jack Henry&Associates Inc.	3,600	93
* Manhattan Associates, Inc.	3,100	87
Broadridge Financial Solutions LLC	4,200	80
* Varian Semiconductor Equipment Associates, Inc.	1,900	76
* Cirrus Logic, Inc.	8,648	72
* Mattson Technology, Inc.	6,900	67
Methode Electronics, Inc. Class A	3,998	63
* Rudolph Technologies, Inc.	3,200	53
* TriQuint Semiconductor, Inc.	9,000	46
* Comtech Telecommunications Corp.	900	42
* eSPEED, Inc. Class A	3,600	31
* Polycom, Inc.	900	30
* Transaction Systems Architects, Inc.	400	13

		47,927

Materials (6.1%)
Lubrizol Corp.	20,500	1,323
* Terra Industries, Inc.	47,700	1,213
Chaparral Steel Co.	16,476	1,184
Cleveland-Cliffs Inc.	14,223	1,105
* AK Steel Holding Corp.	29,460	1,101
RPM International, Inc.	45,000	1,040
Quanex Corp.	19,248	937
* Century Aluminum Co.	17,100	934
Greif Inc. Class A	15,634	932
* OM Group, Inc.	16,400	868
Carpenter Technology Corp.	6,200	808
Celanese Corp. Series A	20,622	800
Metal Management, Inc.	16,800	740
Albemarle Corp.	18,100	697
Steel Dynamics, Inc.	15,866	665
H.B. Fuller Co.	20,600	616
* Crown Holdings, Inc.	17,900	447
Sensient Technologies Corp.	17,570	446
Gibraltar Industries Inc.	16,725	370
Silgan Holdings, Inc.	5,211	288
Eagle Materials, Inc.	5,555	272
* Buckeye Technology, Inc.	16,800	260
* Rockwood Holdings, Inc.	3,800	139
Texas Industries, Inc.	500	39

		17,224

Telecommunication Services (1.1%)
* Cincinnati Bell Inc.	160,300	927
* Cbeyond Inc.	23,000	886
* Syniverse Holdings Inc.	62,640	806
* Leap Wireless International, Inc.	4,016	339
Alaska Communications Systems Holdings, Inc.	11,100	176
USA Mobility, Inc.	1,000	27

		3,161

Utilities (3.9%)
Energen Corp.	20,544	1,129
OGE Energy Corp.	27,700	1,015
Westar Energy, Inc.	39,000	947
Puget Energy, Inc.	38,750	937
PNM Resources Inc.	32,103	892
Atmos Energy Corp.	29,600	890
Black Hills Corp.	20,500	815
ALLETE, Inc.	15,504	729
* El Paso Electric Co.	29,600	727
Southwest Gas Corp.	21,048	712
* Sierra Pacific Resources	28,100	493
WGL Holdings Inc.	12,900	421
CH Energy Group, Inc.	8,500	382
Avista Corp.	17,028	367
Portland General Electric Co.	9,400	258
AGL Resources Inc.	5,000	202
Great Plains Energy, Inc.	4,660	136
Northeast Utilities	1,823	52
Vectren Corp.	1,210	33

		11,137

Total Common Stocks
(Cost $258,603)		281,393

Temporary Cash Investments (1.3%)

Money Market Fund (1.2%)
1 Vanguard Market Liquidity Fund, 5.281%	3,599,972	3,600
	Face Amount ($000)

U.S. Agency Obligation (0.1%)
2 Federal National Mortgage Assn.
3 5.192%, 7/25/07	200	199

Total Temporary Cash Investments
(Cost $3,799)		3,799

Total Investments (101.0%)
(Cost $262,402)		285,192

Other Assets and Liabilities - Net (-1.0%)		(2,807)

Net Assets (100%)		282,385

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $199,000 have been segregated as initial margin for open futures contracts.
REIT	- Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2007, the cost of investment securities for tax purposes was $262,402,000. Net unrealized appreciation of investment securities for tax purposes was $22,790,000, consisting of unrealized gains of $32,908,000 on securities that had risen in value since their purchase and $10,118,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.0%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At June 30, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini Russell 2000 Index	8	674	2
Russell 2000 Index	1	421	-

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD HORIZON FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 13, 2007

VANGUARD HORIZON FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 13, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.